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EQUITY FUNDS

TOTAL RETURN

GROWTH & INCOME

BLUE CHIP

UTILITIES INCOME

ALL-CAP GROWTH

MID-CAP OPPORTUNITY

SPECIAL SITUATIONS

FOCUSED EQUITY

GLOBAL

SEMI-ANNUAL REPORT
March 31, 2001



Equity Market Overview
FIRST INVESTORS TOTAL RETURN FUND
FIRST INVESTORS GROWTH & INCOME FUND
FIRST INVESTORS BLUE CHIP FUND
FIRST INVESTORS UTILITIES INCOME FUND
FIRST INVESTORS ALL-CAP GROWTH FUND
FIRST INVESTORS MID-CAP OPPORTUNITY FUND
FIRST INVESTORS SPECIAL SITUATIONS FUND
FIRST INVESTORS FOCUSED EQUITY FUND
FIRST INVESTORS GLOBAL FUND, INC.


Dear Investor:

We are pleased to present the semi-annual reports for the First Investors equity funds for the six-month period ended March 31, 2001.

The Economy

After an extended period of consistently strong growth, the economy slowed substantially during the reporting period. For the first three quarters of 2000, the gross domestic product (GDP) grew at a robust 4.2% annualized rate. However, over the past six months, growth slowed to an annualized rate of 1.1%.

The slowdown had several causes. In an effort to slow the economy to a sustainable level of growth, the Federal Reserve ("Fed") raised the benchmark federal funds rate from 4-3/4% to 6-1/2% from mid-1999 to mid-2000. Over the same period of time, a substantial increase in oil and natural gas prices acted as a tax on businesses and consumers. Also, the decline in the stock market over the past 12 months has caused a reverse wealth effect. Finally, the manufacturing sector experienced recession-like conditions due to excessive inventories. Industrial production declined for five consecutive months before a slight upturn in March.

The consumer sector remained relatively healthy, primarily due to the continued low level of unemployment (4.3% in March), rising wages and falling interest rates as the Fed shifted its stance from tightening to easing. Excluding energy prices, inflation has remained moderate. The rate of inflation, as measured by the consumer price index (CPI), was 2.9% over the past 12 months, down from 3.8% a year ago.

The benign inflation rate provided the Fed with leeway to respond aggressively to slowing growth, which it did by lowering the federal funds rate 150 basis points (1.5%) during the first quarter of this year. Further interest rate reductions are likely in the second quarter and into summer until growth revives.

The Equity Market

The economic slowdown and extreme volatility made the past six months a trying period for equity investors. The Standard & Poor's 500 Composite Index ("S&P 500"), a broad stock market benchmark, was down more than 19% for the period, while the technology-heavy Nasdaq Composite lost nearly half its value. While these figures may seem distressing, it's important to remember that a six-month period is an extremely short length of time to gauge stock market performance. When looked at from a longer perspective, the positive performance of stocks becomes apparent. Through March 30th, the S&P 500 has averaged an annual return of 11.3% over the last 20 years, 11.9% over the past 10 years and 12.4% over the last five years. Investors are often best served by patience and a long-term investment horizon.



Equity Market Overview (continued)
FIRST INVESTORS TOTAL RETURN FUND
FIRST INVESTORS GROWTH & INCOME FUND
FIRST INVESTORS BLUE CHIP FUND
FIRST INVESTORS UTILITIES INCOME FUND
FIRST INVESTORS ALL-CAP GROWTH FUND
FIRST INVESTORS MID-CAP OPPORTUNITY FUND
FIRST INVESTORS SPECIAL SITUATIONS FUND
FIRST INVESTORS FOCUSED EQUITY FUND
FIRST INVESTORS GLOBAL FUND, INC.


The areas hardest hit by the recent pullback were the so-called "new economy" sectors. The high share prices that many high-tech, growth-oriented stocks had enjoyed in past years were largely driven by optimistic expectations that were encouraged by the rapidly growing U.S. economy. In many instances, the lofty stock prices of these companies were the result of momentum, rather than genuine fundamental valuations. Amid the cooling economic environment, many businesses cut back sharply on their technology spending, putting pressure on tech firms' revenues. This motivated investors to reevaluate tech companies' prospects for success, and drove prices down significantly. The semiconductor, software and communication equipment sectors were among the hardest hit.

During the heady days of the tech boom, many investors and professional analysts overlooked "old economy" businesses that were posting consistently healthy -- though comparatively unspectacular -- results. This abruptly changed during the recent decline, as investors shunned the risky characteristics of new economy stocks and sought the relative safety of established firms in defensive, non-cyclical sectors such as food, pharmaceuticals and health care. Companies that exhibited earnings histories and other strong fundamentals gained the confidence of investors and benefited from the uncertain environment. Long dormant industries, such as railroads and construction, roared back to life, posting stunning returns.

Looking Ahead

Going forward, the economy is likely to remain weak over the next three to six months as excessive inventories are worked off. The Fed will likely continue a policy of easing, perhaps cutting interest rates by as much as an additional 50 basis points (1/2%) by summer. This should spark economic growth later in the year. As the stock market is often considered a leading indicator of the economy, stock prices could bounce back earlier than the overall economy. Of course, the stock market is inherently volatile and we expect continuous market swings for the remainder of the year.

Because it is impossible to predict the future direction of the markets, even over the short term, there are certain basic investment principles that we encourage our investors to follow to reduce exposure to risk.* First, we encourage investors to take a long-term view, and to avoid trying to time the market. Attempting to time the market is extremely difficult, even for professional investors. Second, we encourage our investors to diversify their portfolios among stock funds, bond funds and money market funds. Third, we encourage our investors to follow a regular investment plan, investing a specific amount of money at defined intervals. This strategy is known as "dollar cost averaging." It may help you to avoid getting caught up in the excitement of a rising market and will reduce the risk of buying at high points.



Of course, no financial plan or program, no matter how well-designed, is guaranteed to be successful. In addition, nothing eliminates the risk associated with overall market trends. However, utilizing these various strategies may help to minimize the risk by reducing the extent to which an investor may be affected by a decline in any one security or segment of the market. It's important to note that systematic investment programs like dollar cost averaging do not assure a profit or protect against loss in declining markets. These types of plans involve regular investment in securities, regardless of fluctuating price levels. Investors should consider their financial ability to continue purchases through periods of low price levels.

Thank you for placing your trust in First Investors. As always, we appreciate the opportunity to serve your investment needs.

Sincerely,

/S/ PATRICIA D. POITRA

Patricia D. Poitra
Director of Equities
First Investors Management Company, Inc.

April 30, 2001

* There are a variety of risks associated with investing in all stock mutual funds including market risk (the risk that the entire stock market will decline because of an event such as a deterioration in the economy or a rise in interest rates), as well as special risks associated with investing in certain types of stock mutual funds, such as small-cap funds and global and international funds. You should consult your prospectus for a precise explanation of the risks associated with your fund.



Portfolio of Investments
FIRST INVESTORS TOTAL RETURN FUND
March 31, 2001

----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
                                                                                                              For Each
                                                                                                            $10,000 of
    Shares    Security                                                                               Value  Net Assets
----------------------------------------------------------------------------------------------------------------------
              COMMON STOCKS--56.9%
              Basic Materials--2.1%
    28,100    Air Products & Chemicals, Inc.                                                    $1,079,040         $81
    55,600    Lyondell Chemical Company                                                            798,972          60
    20,700    Praxair, Inc.                                                                        924,255          69
----------------------------------------------------------------------------------------------------------------------
                                                                                                 2,802,267         210
----------------------------------------------------------------------------------------------------------------------
              Capital Goods--5.1%
    78,700    General Electric Company                                                           3,294,382         246
    12,500  * Jabil Circuit, Inc.                                                                  270,250          20
    17,800    Millipore Corporation                                                                823,428          62
    12,000    Rockwell International Corporation                                                   436,200          33
     6,100  * SCI Systems, Inc.                                                                    111,020           8
    17,500    Tyco International, Ltd.                                                             756,525          57
    14,700    United Technologies Corporation                                                    1,077,510          80
----------------------------------------------------------------------------------------------------------------------
                                                                                                 6,769,315         506
----------------------------------------------------------------------------------------------------------------------
              Communication Services--1.4%
    24,100    Verizon Communications, Inc.                                                       1,188,130          89
    38,300  * WorldCom, Inc.                                                                       715,731          53
----------------------------------------------------------------------------------------------------------------------
                                                                                                 1,903,861         142
----------------------------------------------------------------------------------------------------------------------
              Consumer Cyclicals--5.4%
    14,400  * Bed Bath & Beyond, Inc.                                                              353,700          26
    49,500  * Costco Wholesale Corporation                                                       1,942,875         145
     8,800    Gap, Inc.                                                                            208,736          16
    15,700    General Motors Corporation                                                           814,045          61
    12,000  * Getty Images, Inc.                                                                   193,500          14
    16,400    Home Depot, Inc.                                                                     706,840          53
    20,200    McGraw-Hill Companies, Inc.                                                        1,204,930          90
    36,500    Wal-Mart Stores, Inc.                                                              1,843,250         138
----------------------------------------------------------------------------------------------------------------------
                                                                                                 7,267,876         543
----------------------------------------------------------------------------------------------------------------------
              Consumer Staples--9.2%
    28,700    Anheuser-Busch Companies, Inc.                                                     1,318,191          98
    35,600  * AOL Time Warner, Inc.                                                              1,429,340         107
    75,900  * AT&T Corporation - Liberty Media Group - Class "A"                                 1,062,600          79
     3,400    Cardinal Health, Inc.                                                                328,950          25
    33,900  * Comcast Corporation - Special Class "A"                                            1,421,681         106
----------------------------------------------------------------------------------------------------------------------



----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
                                                                                                              For Each
                                                                                                            $10,000 of
    Shares    Security                                                                               Value  Net Assets
----------------------------------------------------------------------------------------------------------------------
              Consumer Staples (continued)
     4,700    Gillette Company                                                                    $146,499         $11
    20,000    Kimberly-Clark Corporation                                                         1,356,600         101
    13,900    PepsiCo, Inc.                                                                        610,905          46
    18,600    Philip Morris Companies, Inc.                                                        882,570          66
    10,800    Procter & Gamble Company                                                             676,080          51
    20,600  * Safeway, Inc.                                                                      1,136,090          85
    40,500    SUPERVALU, Inc.                                                                      539,865          40
     7,300    Unilever NV - NY Shares (ADR)                                                        384,272          29
    12,600  * Viacom, Inc. - Class "B"                                                             554,022          41
    17,500    Walt Disney Company                                                                  500,500          37
----------------------------------------------------------------------------------------------------------------------
                                                                                                12,348,165         922
----------------------------------------------------------------------------------------------------------------------
              Energy--5.4%
     4,400    Anadarko Petroleum Corporation                                                       276,232          21
    15,100    Burlington Resources, Inc.                                                           675,725          50
    28,700    Conoco, Inc. - Class "B"                                                             810,775          61
     9,600    Devon Energy Corporation                                                             558,720          42
    17,300    EOG Resources, Inc.                                                                  713,279          53
    28,400    Exxon Mobil Corporation                                                            2,300,400         172
    28,800    Texaco, Inc.                                                                       1,912,320         143
----------------------------------------------------------------------------------------------------------------------
                                                                                                 7,247,451         542
----------------------------------------------------------------------------------------------------------------------
              Financial--10.1%
    10,700    American Express Company                                                             441,910          33
    18,700    American International Group, Inc.                                                 1,505,350         112
        40  * Berkshire Hathaway, Inc. - Class "B"                                                  87,040           7
    44,700    Capital One Financial Corporation                                                  2,480,850         185
     3,200    Chubb Corporation                                                                    231,808          17
    41,800    Citigroup, Inc.                                                                    1,880,164         140
     7,700    Fannie Mae                                                                           612,920          46
    14,400    FleetBoston Financial Corporation                                                    543,600          41
     6,700    Goldman Sachs Group, Inc.                                                            570,170          43
    14,600    Lincoln National Corporation                                                         620,062          46
    31,100    MBNA Corporation                                                                   1,029,410          77
    39,400    Mellon Financial Corporation                                                       1,596,488         119
     4,100    Metris Companies, Inc.                                                                85,198           6
    10,100    MGIC Investment Corporation                                                          691,042          52
     9,500    Morgan Stanley Dean Witter & Company                                                 508,250          38
    13,400    Wells Fargo & Company                                                                662,898          50
----------------------------------------------------------------------------------------------------------------------
                                                                                                13,547,160       1,012
----------------------------------------------------------------------------------------------------------------------



Portfolio of Investments (continued)
FIRST INVESTORS TOTAL RETURN FUND
March 31, 2001

----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
                                                                                                              For Each
                                                                                                            $10,000 of
    Shares    Security                                                                               Value  Net Assets
----------------------------------------------------------------------------------------------------------------------
              Health Care--8.1%
     5,000    Alpharma, Inc.                                                                      $163,700         $12
    15,700    American Home Products Corporation                                                   922,375          69
     7,600  * Amgen, Inc.                                                                          457,425          34
     3,500    Bristol-Myers Squibb Company                                                         207,900          16
    16,200    Cigna Corporation                                                                  1,739,232         130
     8,000  * Gilead Sciences, Inc.                                                                260,000          19
    22,100  * IVAX Corporation                                                                     696,150          52
    17,900    Johnson & Johnson                                                                  1,565,713         117
    21,200    Medtronic, Inc.                                                                      969,688          72
    10,300    Merck & Company, Inc.                                                                781,770          58
     3,200    Mylan Laboratories, Inc.                                                              82,720           6
    47,300    Pfizer, Inc.                                                                       1,936,935         145
    11,300    Pharmacia Corporation                                                                569,181          43
    14,100    Schering-Plough Corporation                                                          515,073          38
----------------------------------------------------------------------------------------------------------------------
                                                                                                10,867,862         811
----------------------------------------------------------------------------------------------------------------------
              Technology--8.2%
     9,800  * Altera Corporation                                                                   210,087          15
     8,000  * Amdocs, Ltd.                                                                         383,200          29
    38,100  * Cadence Design Systems, Inc.                                                         704,469          53
     6,000  * Check Point Software Technologies, Ltd.                                              285,000          21
     4,800  * CIENA Corporation                                                                    199,800          15
    28,700  * Cisco Systems, Inc.                                                                  453,819          34
    17,900    Compaq Computer Corporation                                                          325,780          24
    14,600    Computer Associates International, Inc.                                              397,120          30
     1,800  * eBay, Inc.                                                                            65,137           4
    18,100  * EMC Corporation                                                                      532,140          40
    11,100  * I2 Technologies, Inc.                                                                161,644          12
    13,100    Intel Corporation                                                                    344,694          26
    26,400  * Microsoft Corporation                                                              1,443,750         108
    44,400    Nokia Corporation (ADR) - Class "A"                                                1,065,600          80
    34,500  * Oracle Corporation                                                                   516,810          39
    13,900  * Palm, Inc.                                                                           116,848           9
     5,700    Scientific-Atlanta, Inc.                                                             237,063          18
    25,500  * Sonus Networks, Inc.                                                                 508,804          38
    14,800  * Sun Microsystems, Inc.                                                               227,476          17
    46,400  * Symantec Corporation                                                               1,940,100         145
     9,000    Texas Instruments, Inc.                                                              278,820          21
    28,800  * Transmeta Corporation                                                                554,400          41
----------------------------------------------------------------------------------------------------------------------
                                                                                                10,952,561         819
----------------------------------------------------------------------------------------------------------------------



----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
                                                                                                              For Each
                                                                                                            $10,000 of
    Shares    Security                                                                               Value  Net Assets
----------------------------------------------------------------------------------------------------------------------
              Transportation--.6%
    17,500    CSX Corporation                                                                     $589,750         $44
     4,800    UAL Corporation                                                                      158,640          12
----------------------------------------------------------------------------------------------------------------------
                                                                                                   748,390          56
----------------------------------------------------------------------------------------------------------------------
              Utilities--1.3%
     4,800  * AES Corporation                                                                      239,808          18
    18,200    Enron Corporation                                                                  1,057,420          79
    12,600  * Mirant Corporation                                                                   447,300          33
----------------------------------------------------------------------------------------------------------------------
                                                                                                 1,744,528         130
----------------------------------------------------------------------------------------------------------------------
Total Value of Common Stocks (cost $74,910,303)                                                 76,199,436       5,693
----------------------------------------------------------------------------------------------------------------------
              CORPORATE BONDS--14.4%
              Automotive--.4%
      $500M   DaimlerChrysler NA Holdings Corp., 7.75%, 2005                                       520,268          38
----------------------------------------------------------------------------------------------------------------------
              Chemicals--.4%
       650M   Huntsman Polymers Corp., 11.75%, 2004                                                542,750          41
----------------------------------------------------------------------------------------------------------------------
              Electric Utilities--.4%
       500M   PP&L Capital Funding, Inc., 8.375%, 2007                                             530,154          40
----------------------------------------------------------------------------------------------------------------------
              Energy--1.1%
       700M   Gulf Canada Resources, Ltd., 8.375%, 2005                                            759,500          57
       600M   Texaco Capital, Inc., 8.25%, 2006                                                    676,062          51
----------------------------------------------------------------------------------------------------------------------
                                                                                                 1,435,562         108
----------------------------------------------------------------------------------------------------------------------
              Entertainment/Leisure--1.0%
     1,000M   Carmike Cinemas, Inc., 9.375%, 2009 ++                                               315,000          24
     1,000M   Walt Disney Co., 7.30%, 2005                                                       1,068,612          80
----------------------------------------------------------------------------------------------------------------------
                                                                                                 1,383,612         104
----------------------------------------------------------------------------------------------------------------------
              Financial Services--1.7%
       500M   Bank of America Corp., 7.80%, 2010                                                   537,496          40
       500M   BB&T Corp., 6.375%, 2005                                                             500,579          36
       770M   ERAC USA Finance Co., 8%, 2011 +                                                     789,889          59
       400M   Fleet Financial Group, Inc., 8.125%, 2004                                            428,800          32
----------------------------------------------------------------------------------------------------------------------
                                                                                                 2,256,764         167
----------------------------------------------------------------------------------------------------------------------



Portfolio of Investments (continued)
FIRST INVESTORS TOTAL RETURN FUND
March 31, 2001

----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
                                                                                                              For Each
                                                                                                            $10,000 of
    Shares    Security                                                                               Value  Net Assets
----------------------------------------------------------------------------------------------------------------------
              Investment/Finance Companies--1.7%
      $750M   Ford Motor Credit Co., 7.875%, 2010                                                 $803,489         $60
     1,500M   Telesis Autumn Leaves, Ltd., Variable Rate
              Demand Note, 5.20%, 2004 +++                                                       1,500,000         112
----------------------------------------------------------------------------------------------------------------------
                                                                                                 2,303,489         172
----------------------------------------------------------------------------------------------------------------------
              Media--.6%
       705M   Comcast Cable Communications, Inc., 8.375%, 2007                                     774,188          58
----------------------------------------------------------------------------------------------------------------------
              Mining/Metals--.4%
       500M   Thiokol Corp., 6.625%, 2008                                                          511,197          38
----------------------------------------------------------------------------------------------------------------------
              Retail - Food/Drug--.8%
     1,000M   Kroger Co., 7.80%, 2007                                                            1,072,812          80
----------------------------------------------------------------------------------------------------------------------
              Retail - General Merchandise--1.2%
     1,000M   Federated Department Stores, Inc., 7.45%, 2017                                       989,087          74
       600M   Target Corp., 7.50%, 2010                                                            661,590          49
----------------------------------------------------------------------------------------------------------------------
                                                                                                 1,650,677         123
----------------------------------------------------------------------------------------------------------------------
              Telecommunications--1.2%
       500M   SBC Communications, Inc., 6.25%, 2011                                                497,757          37
     1,000M   WorldCom, Inc., 8%, 2006                                                           1,040,252          78
----------------------------------------------------------------------------------------------------------------------
                                                                                                 1,538,009         115
----------------------------------------------------------------------------------------------------------------------
              Transportation--2.2%
     1,000M   Burlington Northern Santa Fe Corp., 7.875%, 2007                                   1,080,496          81
       748M   Continental Airlines, Inc., 8.388%, 2020                                             802,838          60
     1,000M   Norfolk Southern Corp., 7.35%, 2007                                                1,048,584          78
----------------------------------------------------------------------------------------------------------------------
                                                                                                 2,931,918         219
----------------------------------------------------------------------------------------------------------------------
              Utilities--1.3%
       750M   Consumers Energy Co., 6.375%, 2008                                                   724,925          54
     1,000M   Enron Corp., 7.125%, 2007                                                          1,041,123          78
----------------------------------------------------------------------------------------------------------------------
                                                                                                 1,766,048         132
----------------------------------------------------------------------------------------------------------------------
Total Value of Corporate Bonds (cost $19,235,547)                                               19,217,448       1,435
----------------------------------------------------------------------------------------------------------------------
              MORTGAGE-BACKED CERTIFICATES--3.4%
     4,519M   Government National Mortgage Association I Program,
              7%, 2/15/2028 (cost $4,623,677)                                                    4,593,318         343
----------------------------------------------------------------------------------------------------------------------



----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
                                                                                                              For Each
 Principal                                                                                                  $10,000 of
    Amount    Security                                                                               Value  Net Assets
----------------------------------------------------------------------------------------------------------------------
              U.S. GOVERNMENT AGENCY OBLIGATIONS--9.7%
    $5,500M   Federal Home Loan Mortgage Corp., 5.25%, 2006                                     $5,508,932        $412
     7,000M   Federal National Mortgage Association, 6.625%, 2009                                7,431,641         555
----------------------------------------------------------------------------------------------------------------------
Total Value of U.S. Government Agency Obligations
(cost $12,404,426)                                                                              12,940,573         967
----------------------------------------------------------------------------------------------------------------------
              U.S. GOVERNMENT OBLIGATIONS--10.3%
    12,500M   U.S. Treasury Notes, 6.50%, 2010 (cost $13,295,117)                               13,817,038       1,032
----------------------------------------------------------------------------------------------------------------------
              SHORT-TERM CORPORATE NOTES--4.4%
     4,800M   General Electric Capital Corp., 4.95%, 4/17/01                                     4,788,775         358
     1,100M   Prudential Funding Corp., 5.07%, 4/3/01                                            1,099,535          82
----------------------------------------------------------------------------------------------------------------------
Total Value of Short-Term Corporate Notes (cost $5,888,310)                                      5,888,310         440
----------------------------------------------------------------------------------------------------------------------
Total Value of Investments (cost $130,357,380)                                        99.1%    132,656,123       9,910
Other Assets, Less Liabilities                                                          .9       1,199,318          90
----------------------------------------------------------------------------------------------------------------------
Net Assets                                                                           100.0%   $133,855,441     $10,000
======================================================================================================================

  * Non-income producing.
  + See Note 6
 ++ In default as to principal and/or interest.
+++ The interest rate on the variable rate demand note is determined and reset weekly by the issuer. The interest rate shown is the rate in effect at March 31, 2001.


See notes to financial statements



Portfolio of Investments
FIRST INVESTORS GROWTH & INCOME FUND
March 31, 2001

----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
                                                                                                              For Each
                                                                                                            $10,000 of
    Shares    Security                                                                               Value  Net Assets
----------------------------------------------------------------------------------------------------------------------
              COMMON STOCKS--85.8%
              Basic Materials--4.4%
   110,000    Air Products & Chemicals, Inc.                                                    $4,224,000         $81
   150,000    Dow Chemical Company                                                               4,735,500          91
   100,000    International Flavors & Fragrances, Inc.                                           2,206,000          42
   425,000    Lyondell Chemical Company                                                          6,107,250         118
   120,000    PolyOne Corporation                                                                1,092,000          21
   100,000    Praxair, Inc.                                                                      4,465,000          86
----------------------------------------------------------------------------------------------------------------------
                                                                                                22,829,750         439
----------------------------------------------------------------------------------------------------------------------
              Capital Goods--13.1%
    65,000  * Active Power, Inc.                                                                 1,320,312          25
    50,000  * Beacon Power Corporation                                                             262,500           5
    70,000  * Capstone Turbine Corporation                                                       1,986,250          38
    75,000    Danaher Corporation                                                                4,092,000          79
   100,000    Emerson Electric Company                                                           6,196,000         119
   100,000    General Dynamics Corporation                                                       6,274,000         121
   200,000    General Electric Company                                                           8,372,000         161
    90,000    Illinois Tool Works, Inc.                                                          5,115,600          99
    75,000  * Jabil Circuit, Inc.                                                                1,621,500          31
   100,000    Millipore Corporation                                                              4,626,000          89
   100,000    Minnesota Mining & Manufacturing Company                                          10,390,000         200
    50,000    Pall Corporation                                                                   1,096,000          21
   100,000  * Quanta Services, Inc.                                                              2,232,000          43
   100,000  * SCI Systems, Inc.                                                                  1,820,000          35
    70,000    Tyco International, Ltd.                                                           3,026,100          58
   130,000    United Technologies Corporation                                                    9,529,000         185
----------------------------------------------------------------------------------------------------------------------
                                                                                                67,959,262       1,309
----------------------------------------------------------------------------------------------------------------------
              Communication Services--2.7%
    50,000  * Broadwing, Inc.                                                                      957,500          18
   135,000    SBC Communications, Inc.                                                           6,025,050         116
    78,700    Verizon Communications, Inc.                                                       3,879,910          75
   177,000  * WorldCom, Inc.                                                                     3,307,688          64
----------------------------------------------------------------------------------------------------------------------
                                                                                                14,170,148         273
----------------------------------------------------------------------------------------------------------------------
              Consumer Cyclicals--2.8%
   100,000  * Bed Bath & Beyond, Inc.                                                            2,456,250          47
    60,000  * Costco Wholesale Corporation                                                       2,355,000          45
    50,000    Family Dollar Stores, Inc.                                                         1,285,000          25
----------------------------------------------------------------------------------------------------------------------



----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
                                                                                                              For Each
                                                                                                            $10,000 of
    Shares    Security                                                                               Value  Net Assets
----------------------------------------------------------------------------------------------------------------------
              Consumer Cyclicals (continued)
   120,000    Ford Motor Company                                                                $3,374,400         $65
   100,000    Wal-Mart Stores, Inc.                                                              5,050,000          97
----------------------------------------------------------------------------------------------------------------------
                                                                                                14,520,650         279
----------------------------------------------------------------------------------------------------------------------
              Consumer Staples--7.3%
    75,000    Albertson's, Inc.                                                                  2,386,500          46
   200,000  * AT&T Corporation - Liberty Media Group - Class "A"                                 2,800,000          54
   160,000  * Comcast Corporation - Special Class "A"                                            6,710,000         129
   100,000    Conagra, Inc.                                                                      1,824,000          35
   125,000    Kimberly-Clark Corporation                                                         8,478,750         163
   140,000    Philip Morris Companies, Inc.                                                      6,643,000         128
    50,000    Procter & Gamble Company                                                           3,130,000          60
   310,000    SUPERVALU, Inc.                                                                    4,132,300          80
    45,000  * Viacom, Inc. - Class "B"                                                           1,978,650          38
----------------------------------------------------------------------------------------------------------------------
                                                                                                38,083,200         733
----------------------------------------------------------------------------------------------------------------------
              Energy--10.5%
   200,000    Burlington Resources, Inc.                                                         8,950,000         172
    49,300    Devon Energy Corporation                                                           2,869,260          55
    90,000    EOG Resources, Inc.                                                                3,710,700          71
   100,000    Exxon Mobil Corporation                                                            8,100,000         156
   100,000  * Nabors Industries, Inc.                                                            5,184,000         100
    50,000  * Newfield Exploration Company                                                       1,745,000          34
   125,000  * Noble Drilling Corporation                                                         5,770,000         111
    40,000  * Stone Energy Corporation                                                           1,970,800          38
   190,000    Texaco, Inc.                                                                      12,616,000         244
   100,000    Valero Energy Corporation                                                          3,550,000          68
----------------------------------------------------------------------------------------------------------------------
                                                                                                54,465,760       1,049
----------------------------------------------------------------------------------------------------------------------
              Financial--15.9%
   300,000    ACE, Ltd.                                                                         11,028,000         212
   225,000    Allstate Corporation                                                               9,436,500         182
    45,000    Ambac Financial Group, Inc.                                                        2,854,350          55
   130,000    American General Corporation                                                       4,972,500          96
   100,000    American International Group, Inc.                                                 8,050,000         156
       970  * Berkshire Hathaway, Inc. - Class "B"                                               2,110,720          41
   125,000    Capital One Financial Corporation                                                  6,937,500         134
    92,700    Citigroup, Inc.                                                                    4,169,631          80
   220,000    First Union Corporation                                                            7,260,000         140
----------------------------------------------------------------------------------------------------------------------



Portfolio of Investments (continued)
FIRST INVESTORS GROWTH & INCOME FUND
March 31, 2001

----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
                                                                                                              For Each
                                                                                                            $10,000 of
    Shares    Security                                                                               Value  Net Assets
----------------------------------------------------------------------------------------------------------------------
              Financial (continued)
    38,400    Goldman Sachs Group, Inc.                                                         $3,267,840         $63
    60,000    J.P. Morgan Chase & Company                                                        2,694,000          52
   110,000    Lincoln National Corporation                                                       4,671,700          90
    85,000    Metris Companies, Inc.                                                             1,766,300          34
   110,000    MGIC Investment Corporation                                                        7,526,200         145
   112,500    Wells Fargo & Company                                                              5,565,375         107
----------------------------------------------------------------------------------------------------------------------
                                                                                                82,310,616       1,587
----------------------------------------------------------------------------------------------------------------------
              Health Care--12.4%
   160,000    Abbott Laboratories                                                                7,550,400         145
    50,000  * Alexion Pharmaceuticals, Inc.                                                      1,140,625          22
    65,000    Alpharma, Inc.                                                                     2,128,100          41
    50,000  * ALZA Corporation                                                                   2,025,000          39
    80,000  * American Superconductor Corporation                                                1,285,000          25
   105,000    Baxter International, Inc.                                                         9,884,700         190
    75,000    Cigna Corporation                                                                  8,052,000         155
    25,000  * Elan Corporation PLC (ADR)                                                         1,306,250          25
    50,000  * Gilead Sciences, Inc.                                                              1,625,000          31
   100,000  * Health Net, Inc.                                                                   2,061,000          40
   200,000  * Healthsouth Corporation                                                            2,578,000          50
    90,000    Johnson & Johnson                                                                  7,872,300         152
    35,000  * Medicis Pharmaceuticals Corporation - Class "A"                                    1,568,700          30
   100,000    Medtronic, Inc.                                                                    4,574,000          88
   160,000    Mylan Laboratories, Inc.                                                           4,136,000          80
    75,000    Pfizer, Inc.                                                                       3,071,250          59
   100,000    Schering-Plough Corporation                                                        3,653,000          70
----------------------------------------------------------------------------------------------------------------------
                                                                                                64,511,325       1,242
----------------------------------------------------------------------------------------------------------------------
              Real Estate Investment Trusts--2.3%
   200,000    Equity Office Properties Trust                                                     5,600,000         108
    90,000    First Industrial Realty Trust, Inc.                                                2,847,600          55
   300,000    Host Marriott Corporation                                                          3,504,000          67
----------------------------------------------------------------------------------------------------------------------
                                                                                                11,951,600         230
----------------------------------------------------------------------------------------------------------------------
              Technology--10.1%
   150,000  * Amkor Technology, Inc.                                                             2,446,875          47
   130,000    Automatic Data Processing, Inc.                                                    7,069,400         136
   175,000  * Cadence Design Systems, Inc.                                                       3,235,750          62
    75,000  * Cisco Systems, Inc.                                                                1,185,937          23
----------------------------------------------------------------------------------------------------------------------



----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
                                                                                                              For Each
                                                                                                            $10,000 of
    Shares    Security                                                                               Value  Net Assets
----------------------------------------------------------------------------------------------------------------------
              Technology (continued)
   138,400  * EMC Corporation                                                                   $4,068,960         $78
   100,000  * I2 Technologies, Inc.                                                              1,456,250          28
   100,000  * Integrated Device Technology, Inc.                                                 2,961,000          57
   100,000  * Intersil Holding Corporation                                                       1,843,750          36
    50,000  * Microsoft Corporation                                                              2,734,375          53
   253,300    Nokia Corporation (ADR) - Class "A"                                                6,079,200         117
   100,000  * Oracle Corporation                                                                 1,498,000          29
    75,000  * Palm, Inc.                                                                           630,473          12
   100,000  * SonicWALL, Inc.                                                                    1,218,750          23
   210,000  * Symantec Corporation                                                               8,780,625         170
    57,600    Texas Instruments, Inc.                                                            1,784,448          34
   100,000  * Transmeta Corporation                                                              1,925,000          37
   100,000  * Varian, Inc.                                                                       2,556,250          49
    60,000  * Virata Corporation                                                                   783,750          15
----------------------------------------------------------------------------------------------------------------------
                                                                                                52,258,793       1,006
----------------------------------------------------------------------------------------------------------------------
              Transportation--.9%
    50,000    Expeditors International of Washington, Inc.                                       2,521,875          49
    55,000    GATX Corporation                                                                   2,335,300          45
----------------------------------------------------------------------------------------------------------------------
                                                                                                 4,857,175          94
----------------------------------------------------------------------------------------------------------------------
              Utilities--3.4%
    60,000  * AES Corporation                                                                    2,997,600          58
    50,000  * Calpine Corporation                                                                2,753,500          53
    60,000    Consolidated Edison, Inc.                                                          2,226,000          43
    55,000    Duke Energy Corporation                                                            2,350,700          45
    50,000    Dynegy, Inc. - Class "A"                                                           2,550,500          49
    80,000    Enron Corporation                                                                  4,648,000          90
----------------------------------------------------------------------------------------------------------------------
                                                                                                17,526,300         338
----------------------------------------------------------------------------------------------------------------------
Total Value of Common Stocks (cost $389,095,833)                                               445,444,579       8,579
----------------------------------------------------------------------------------------------------------------------
              CONVERTIBLE PREFERRED STOCKS--1.3%
              Financial--.4%
   100,000    Lincoln National Corp., 7.75%, 8/16/01                                             2,200,000          42
----------------------------------------------------------------------------------------------------------------------
              Utilities--.9%
   175,000    Duke Energy Corp., 8.25%, 5/18/04                                                  4,768,750          92
----------------------------------------------------------------------------------------------------------------------
Total Value of Convertible Preferred Stocks (cost $6,880,393)                                    6,968,750         134
----------------------------------------------------------------------------------------------------------------------



Portfolio of Investments (continued)
FIRST INVESTORS GROWTH & INCOME FUND
March 31, 2001

----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
                                                                                                              For Each
 Principal                                                                                                  $10,000 of
    Amount    Security                                                                               Value  Net Assets
----------------------------------------------------------------------------------------------------------------------
              CONVERTIBLE BONDS--1.1%
              Communication Services--.4%
    $5,000M   Ibasis, Inc., 5.75%, 2005                                                         $2,087,500         $40
----------------------------------------------------------------------------------------------------------------------
              Consumer Cyclicals--.2%
     2,500M   SportsLine.com, Inc., 5%, 2006 +                                                     762,500          15
----------------------------------------------------------------------------------------------------------------------
              Health Care--.5%
     3,000M   Healthsouth Corp., 3.25%, 2003                                                     2,733,750          53
----------------------------------------------------------------------------------------------------------------------
Total Value of Convertible Bonds (cost $10,489,735)                                              5,583,750         108
----------------------------------------------------------------------------------------------------------------------
              CORPORATE BONDS--.8%
              Utilities
     4,250M   El Paso Energy Corp., 7.375%, 2012 (cost $4,318,325)                               4,428,823          85
----------------------------------------------------------------------------------------------------------------------
              SHORT-TERM CORPORATE NOTES--10.8%
       900M   General Electric Capital Corp., 5.07%, 4/4/01                                        899,493          17
    17,700M   General Electric Capital Corp., 4.95%, 4/17/01                                    17,658,610         340
     9,400M   Lubrizol Corp., 4.93%, 4/20/01                                                     9,374,240         181
    15,000M   Philip Morris Companies, Inc., 4.95%, 4/3/01                                      14,993,803         289
     9,800M   Prudential Funding Corp., 5.19%, 4/2/01                                            9,797,162         189
     1,100M   Texaco, Inc., 4.83%, 4/4/01                                                        1,099,409          21
     2,000M   Texaco, Inc., 4.92%, 4/5/01                                                        1,998,630          38
----------------------------------------------------------------------------------------------------------------------
Total Value of Short-Term Corporate Notes (cost $55,821,347)                                    55,821,347       1,075
----------------------------------------------------------------------------------------------------------------------
Total Value of Investments (cost $466,605,633)                                        99.8%    518,247,249       9,981
Other Assets, Less Liabilities                                                          .2         974,734          19
----------------------------------------------------------------------------------------------------------------------
Net Assets                                                                           100.0%   $519,221,983     $10,000
======================================================================================================================

* Non-income producing
+ See note 6


See notes to financial statements



Portfolio of Investments
FIRST INVESTORS BLUE CHIP FUND
March 31, 2001

----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
                                                                                                              For Each
                                                                                                            $10,000 of
    Shares    Security                                                                               Value  Net Assets
----------------------------------------------------------------------------------------------------------------------
              COMMON STOCKS--90.0%
              Basic Materials--2.6%
   197,600    Air Products & Chemicals, Inc.                                                    $7,587,840        $128
   181,300    Praxair, Inc.                                                                      8,095,045         137
----------------------------------------------------------------------------------------------------------------------
                                                                                                15,682,885         265
----------------------------------------------------------------------------------------------------------------------
              Capital Goods--8.2%
   547,400    General Electric Company                                                          22,914,164         387
    92,700  * Jabil Circuit, Inc.                                                                2,004,174          34
   124,800    Millipore Corporation                                                              5,773,248          98
   109,700    Rockwell International Corporation                                                 3,987,595          67
    42,600  * SCI Systems, Inc.                                                                    775,320          13
   130,800    Tyco International, Ltd.                                                           5,654,484          95
   103,200    United Technologies Corporation                                                    7,564,560         128
----------------------------------------------------------------------------------------------------------------------
                                                                                                48,673,545         822
----------------------------------------------------------------------------------------------------------------------
              Communication Services--2.2%
   168,300    Verizon Communications, Inc.                                                       8,297,190         140
   265,400  * WorldCom, Inc.                                                                     4,959,663          84
----------------------------------------------------------------------------------------------------------------------
                                                                                                13,256,853         224
----------------------------------------------------------------------------------------------------------------------
              Consumer Cyclicals--9.3%
   143,000  * Bed Bath & Beyond, Inc.                                                            3,512,438          59
   374,500  * Costco Wholesale Corporation                                                      14,699,125         248
    71,300    Gap, Inc.                                                                          1,691,236          29
   120,400    General Motors Corporation                                                         6,242,740         106
    96,600  * Getty Images, Inc.                                                                 1,557,675          26
   137,900    Home Depot, Inc.                                                                   5,943,490         100
   142,100    McGraw-Hill Companies, Inc.                                                        8,476,265         143
   253,000    Wal-Mart Stores, Inc.                                                             12,776,500         216
----------------------------------------------------------------------------------------------------------------------
                                                                                                54,899,469         927
----------------------------------------------------------------------------------------------------------------------
              Consumer Staples--13.9%
   198,800    Anheuser-Busch Companies, Inc.                                                     9,130,884         154
   246,900  * AOL Time Warner, Inc.                                                              9,913,035         167
   533,300  * AT&T Corporation - Liberty Media Group - Class "A"                                 7,466,200         126
    23,500    Cardinal Health, Inc.                                                              2,273,625          38
   238,500  * Comcast Corporation - Special Class "A"                                           10,002,094         170
    32,900    Gillette Company                                                                   1,025,493          17
----------------------------------------------------------------------------------------------------------------------



Portfolio of Investments (continued)
FIRST INVESTORS BLUE CHIP FUND
March 31, 2001

----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
                                                                                                              For Each
                                                                                                            $10,000 of
    Shares    Security                                                                               Value  Net Assets
----------------------------------------------------------------------------------------------------------------------
              Consumer Staples (continued)
   146,600    Kimberly-Clark Corporation                                                        $9,943,878        $169
    80,400    PepsiCo, Inc.                                                                      3,533,580          60
   128,600    Philip Morris Companies, Inc.                                                      6,102,070         103
    74,900    Procter & Gamble Company                                                           4,688,740          79
   142,600  * Safeway, Inc.                                                                      7,864,390         133
    51,000    Unilever NV - NY Shares (ADR)                                                      2,684,640          45
    88,700  * Viacom, Inc. - Class "B"                                                           3,900,139          66
   121,100    Walt Disney Company                                                                3,463,460          58
----------------------------------------------------------------------------------------------------------------------
                                                                                                81,992,228       1,385
----------------------------------------------------------------------------------------------------------------------
              Energy--8.6%
    34,884    Anadarko Petroleum Corporation                                                     2,190,018          37
   106,300    Burlington Resources, Inc.                                                         4,756,925          80
   199,300    Conoco, Inc. - Class "B"                                                           5,630,225          95
    71,100    Devon Energy Corporation                                                           4,138,020          70
   121,300    EOG Resources, Inc.                                                                5,001,199          84
   196,700    Exxon Mobil Corporation                                                           15,932,700         270
   202,700    Texaco, Inc.                                                                      13,459,280         227
----------------------------------------------------------------------------------------------------------------------
                                                                                                51,108,367         863
----------------------------------------------------------------------------------------------------------------------
              Financial--15.7%
    75,000    American Express Company                                                           3,097,500          52
   131,700    American International Group, Inc.                                                10,601,850         179
     1,200  * Berkshire Hathaway, Inc. - Class "B"                                               2,611,200          44
   314,400    Capital One Financial Corporation                                                 17,449,200         295
    23,600    Chubb Corporation                                                                  1,709,584          29
   289,700    Citigroup, Inc.                                                                   13,030,706         220
    57,800    Fannie Mae                                                                         4,600,880          78
   114,100    FleetBoston Financial Corporation                                                  4,307,275          73
    50,000    Goldman Sachs Group, Inc.                                                          4,255,000          72
   231,600    MBNA Corporation                                                                   7,665,960         129
   231,400    Mellon Financial Corporation                                                       9,376,327         158
    49,900    Metris Companies, Inc.                                                             1,036,922          18
    70,900    MGIC Investment Corporation                                                        4,850,978          82
    64,100    Morgan Stanley Dean Witter & Company                                               3,429,350          58
    99,900    Wells Fargo & Company                                                              4,942,053          83
----------------------------------------------------------------------------------------------------------------------
                                                                                                92,964,785       1,570
----------------------------------------------------------------------------------------------------------------------



----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
                                                                                                              For Each
                                                                                                            $10,000 of
    Shares    Security                                                                               Value  Net Assets
----------------------------------------------------------------------------------------------------------------------
              Health Care--12.7%
    29,100    Alpharma, Inc.                                                                      $952,734         $16
   115,600    American Home Products Corporation                                                 6,791,500         115
    56,900  * Amgen, Inc.                                                                        3,424,669          58
    25,700    Bristol-Myers Squibb Company                                                       1,526,580          26
   113,700    Cigna Corporation                                                                 12,206,832         206
   167,300  * IVAX Corporation                                                                   5,269,950          89
   124,200    Johnson & Johnson                                                                 10,863,774         183
   156,200    Medtronic, Inc.                                                                    7,144,588         121
    71,400    Merck & Company, Inc.                                                              5,419,260          92
   332,400    Pfizer, Inc.                                                                      13,611,780         230
    84,000    Pharmacia Corporation                                                              4,231,080          71
    97,900    Schering-Plough Corporation                                                        3,576,287          60
----------------------------------------------------------------------------------------------------------------------
                                                                                                75,019,034       1,267
----------------------------------------------------------------------------------------------------------------------
              Technology--13.6%
    67,700  * Altera Corporation                                                                 1,451,319          25
    59,300  * Amdocs, Ltd.                                                                       2,840,470          48
   267,500  * Cadence Design Systems, Inc.                                                       4,946,075          84
    41,300  * Check Point Software Technologies, Ltd.                                            1,961,750          33
    35,700  * CIENA Corporation                                                                  1,486,013          25
   214,000  * Cisco Systems, Inc.                                                                3,383,875          57
   133,400    Compaq Computer Corporation                                                        2,427,880          41
   107,000    Computer Associates International, Inc.                                            2,910,400          49
    14,300  * eBay, Inc.                                                                           517,481           9
   138,800  * EMC Corporation                                                                    4,080,720          69
    91,300  * I2 Technologies, Inc.                                                              1,329,556          22
    96,900    Intel Corporation                                                                  2,549,681          43
   185,600  * Microsoft Corporation                                                             10,150,000         171
   331,200    Nokia Corporation (ADR) - Class "A"                                                7,948,800         134
   267,500  * Oracle Corporation                                                                 4,007,150          68
    96,300  * Palm, Inc.                                                                           809,527          14
    42,500    Scientific-Atlanta, Inc.                                                           1,767,575          30
   192,000  * Sonus Networks, Inc.                                                               3,830,995          65
    92,400  * Sun Microsystems, Inc.                                                             1,420,188          24
   327,000  * Symantec Corporation                                                              13,672,687         230
    66,000    Texas Instruments, Inc.                                                            2,044,680          35
   253,300  * Transmeta Corporation                                                              4,876,025          82
----------------------------------------------------------------------------------------------------------------------
                                                                                                80,412,847       1,358
----------------------------------------------------------------------------------------------------------------------



Portfolio of Investments (continued)
FIRST INVESTORS BLUE CHIP FUND
March 31, 2001

----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
 Shares or                                                                                                    For Each
 Principal                                                                                                  $10,000 of
    Amount    Security                                                                               Value  Net Assets
----------------------------------------------------------------------------------------------------------------------
              Transportation--1.0%
   142,100    CSX Corporation                                                                   $4,788,770         $81
    35,600    UAL Corporation                                                                    1,176,580          20
----------------------------------------------------------------------------------------------------------------------
                                                                                                 5,965,350         101
----------------------------------------------------------------------------------------------------------------------
              Utilities--2.2%
    35,600  * AES Corporation                                                                    1,778,576          30
   135,600    Enron Corporation                                                                  7,878,360         133
    97,200  * Mirant Corporation                                                                 3,450,600          58
----------------------------------------------------------------------------------------------------------------------
                                                                                                13,107,536         221
----------------------------------------------------------------------------------------------------------------------
Total Value of Common Stocks (cost $466,266,852)                                               533,082,899       9,003
----------------------------------------------------------------------------------------------------------------------
              SHORT-TERM CORPORATE NOTES--10.1%
    $1,500M   General Electric Capital Corp., 4.95%, 4/3/01                                      1,499,381          25
     8,000M   General Electric Capital Corp., 5.15%, 4/4/01                                      7,995,411         135
     4,500M   General Electric Capital Corp., 4.95%, 4/17/01                                     4,489,477          76
     1,000M   General Electric Capital Corp., 4.99%, 4/20/01                                       997,233          17
    13,000M   Philip Morris Companies, Inc., 4.95%, 4/3/01                                      12,994,629         220
     2,700M   Prudential Funding Corp., 4.91%, 4/19/01                                           2,692,995          46
     4,700M   Schering-Plough Corp., 5%, 4/2/01                                                  4,698,692          79
     5,000M   Texaco, Inc., 4.83%, 4/4/01                                                        4,997,312          84
     6,700M   Texaco, Inc., 4.92%, 4/5/01                                                        6,695,412         113
    12,400M   Texaco, Inc., 4.93%, 4/17/01                                                      12,371,116         209
----------------------------------------------------------------------------------------------------------------------
Total Value of Short-Term Corporate Notes (cost $59,431,658)                                    59,431,658       1,004
----------------------------------------------------------------------------------------------------------------------
Total Value of Investments (cost $525,698,510)                                       100.1%    592,514,557      10,007
Excess of Liabilities Over Other Assets                                                (.1)       (403,012)         (7)
----------------------------------------------------------------------------------------------------------------------
Net Assets                                                                           100.0%   $592,111,545     $10,000
======================================================================================================================

* Non-income producing


See notes to financial statements



Portfolio of Investments
FIRST INVESTORS UTILITIES INCOME FUND
March 31, 2001

----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
                                                                                                              For Each
                                                                                                            $10,000 of
    Shares    Security                                                                               Value  Net Assets
----------------------------------------------------------------------------------------------------------------------
              COMMON STOCKS--89.4%
              Capital Goods--.3%
    34,300  * American Superconductor Corporation                                                 $550,944         $28
----------------------------------------------------------------------------------------------------------------------
              Communication Services--30.8%
    67,300    ALLTEL Corporation                                                                 3,530,558         177
    70,700  * AT&T Canada, Inc. - Class "B"                                                      2,067,975         104
   101,400  * AT&T Wireless Group                                                                1,944,852          98
    97,600    BellSouth Corporation                                                              3,993,792         201
    18,000    British Telecom PLC (ADR)                                                          1,337,400          67
   157,253  * Broadwing, Inc.                                                                    3,011,395         151
   127,500    CenturyTel, Inc.                                                                   3,665,625         184
    52,400  * Commonwealth Telephone Enterprises, Inc.                                           1,807,800          91
    65,100    Deutsche Telekom AG (ADR)                                                          1,509,669          76
   101,300  * FLAG Telecom Holdings, Ltd.                                                          544,488          27
   202,900  * Global Crossing, Ltd.                                                              2,737,121         138
   279,100  * McLeodUSA, Inc. - Class "A"                                                        2,415,973         121
   167,956  * Qwest Communications International, Inc.                                           5,886,858         296
   133,000    SBC Communications, Inc.                                                           5,935,790         298
   153,000    Sprint Corporation                                                                 3,364,470         169
    47,000    Telefonos de Mexico SA (ADR)                                                       1,482,380          74
    34,600    Telephone & Data Systems, Inc.                                                     3,235,100         163
   131,828    Verizon Communications, Inc.                                                       6,499,121         326
    64,500    Vodafone Group PLC (ADR)                                                           1,751,175          88
   181,756  * WorldCom, Inc.                                                                     3,396,565         171
   174,740  * XO Communications, Inc. - Class "A"                                                1,223,180          61
----------------------------------------------------------------------------------------------------------------------
                                                                                                61,341,287       3,081
----------------------------------------------------------------------------------------------------------------------
              Energy--2.8%
    33,600  * Cooper Cameron Corporation                                                         1,814,400          91
    59,500  * Hanover Compressor Company                                                         1,886,150          95
    34,800  * Nabors Industries, Inc.                                                            1,804,032          91
----------------------------------------------------------------------------------------------------------------------
                                                                                                 5,504,582         277
----------------------------------------------------------------------------------------------------------------------
              Technology--1.8%
    40,900    Alcatel SA (ADR)                                                                   1,176,284          59
    72,300    Motorola, Inc.                                                                     1,030,998          52
   108,600  * TyCom, Ltd.                                                                        1,428,090          72
----------------------------------------------------------------------------------------------------------------------
                                                                                                 3,635,372         183
----------------------------------------------------------------------------------------------------------------------



Portfolio of Investments (continued)
FIRST INVESTORS UTILITIES INCOME FUND
March 31, 2001

----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
                                                                                                              For Each
                                                                                                            $10,000 of
    Shares    Security                                                                               Value  Net Assets
----------------------------------------------------------------------------------------------------------------------
              Utilities--53.7%
    86,400    Allete                                                                            $2,230,848        $112
    63,100    Alliant Energy Corporation                                                         2,007,842         101
    52,000    American Electric Power Co, Inc.                                                   2,444,000         123
    46,200    American States Water Company                                                      1,529,682          77
   192,120    Avista Corporation                                                                 3,385,154         170
    65,200    Cascade Natural Gas Corporation                                                    1,326,820          67
    92,800    Cinergy Corporation                                                                3,113,440         156
   147,900    Conectiv, Inc. - Class "A"                                                         3,231,615         162
    75,400    Constellation Energy Group, Inc.                                                   3,325,140         167
   101,600    Duke Energy Corporation                                                            4,342,384         218
   125,898    Dynegy, Inc. - Class "A"                                                           6,422,057         323
    71,217    El Paso Corporation                                                                4,650,470         234
    54,300    Empire District Electric Company                                                   1,014,867          51
    78,800    Enron Corporation                                                                  4,578,280         230
    31,100    FPL Group, Inc.                                                                    1,906,430          96
   117,100    MDU Resources Group, Inc.                                                          4,182,812         210
    55,200    Midcoast Energy Resources, Inc.                                                    1,462,800          73
    39,200    National Fuel Gas Company                                                          2,100,336         106
    40,900    New Jersey Resources Corporation                                                   1,683,035          85
   207,100  * Niagara Mohawk Holdings, Inc.                                                      3,499,990         176
    47,200    NICOR, Inc.                                                                        1,759,144          88
    73,900    NiSource, Inc.                                                                     2,299,768         116
   108,000    Northeast Utilities                                                                1,877,040          94
    54,323    NSTAR                                                                              2,080,570         105
    99,600    OGE Energy Corporation                                                             2,289,804         115
    37,000    Peoples Energy Corporation                                                         1,438,190          72
   146,800    Potomac Electric Power Company                                                     3,432,184         172
    55,800    Progress Energy, Inc.                                                              2,403,306         121
    57,400    Public Service Company of New Mexico                                               1,665,174          84
    46,600    Public Service Enterprise Group, Inc.                                              2,011,256         101
    46,400    Reliant Energy, Inc.                                                               2,099,600         105
   104,245    SCANA Corporation                                                                  2,830,252         142
   101,100    Southwest Gas Corporation                                                          2,107,935         106
   174,700    UtiliCorp United, Inc.                                                             5,653,292         283
    68,000    Vectren Corporation                                                                1,455,200          73
   117,800    Williams Companies, Inc.                                                           5,047,730         254
   160,200    Wisconsin Energy Corporation                                                       3,457,116         174
   148,955    Xcel Energy, Inc.                                                                  4,485,035         225
----------------------------------------------------------------------------------------------------------------------
                                                                                               106,830,598       5,367
----------------------------------------------------------------------------------------------------------------------
Total Value of Common Stocks (cost $157,772,786)                                               177,862,783       8,936
----------------------------------------------------------------------------------------------------------------------



----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
 Shares or                                                                                                    For Each
 Principal                                                                                                  $10,000 of
    Amount    Security                                                                               Value  Net Assets
----------------------------------------------------------------------------------------------------------------------
              CONVERTIBLE PREFERRED STOCKS--.5%
              Communication Services--.2%
    11,500    Broadwing, Inc., 6.75%, 2049 Series "B"                                             $451,375         $21
----------------------------------------------------------------------------------------------------------------------
              Utilities--.3%
    21,700    Duke Energy Corp., 8.25%, 2004                                                       591,325          31
----------------------------------------------------------------------------------------------------------------------
 Total Value of Convertible Preferred Stocks (cost $1,080,854)                                   1,042,700          52
----------------------------------------------------------------------------------------------------------------------
              PREFERRED STOCKS--.1%
              Financial
    10,000    Pacific Telesis Financing II, 8.50%, 2026 (cost $250,000)                            252,000          13
----------------------------------------------------------------------------------------------------------------------
              CORPORATE BONDS--3.7%
              Communication Services--2.6%
      $500M   AT&T Wireless Group, 7.50%, 2006                                                     526,625          26
       500M   BellSouth Telecommunications, Inc., 6.375%, 2004                                     511,380          26
     2,000M   Intermedia Communications, Inc., 9.50%, 2009                                       1,990,000          99
     2,000M   McLeodUSA, Inc., 8.125%, 2009                                                      1,680,000          84
       500M   United Telephone Company of Florida, 6.25%, 2003                                     507,287          25
----------------------------------------------------------------------------------------------------------------------
                                                                                                 5,215,292         260
----------------------------------------------------------------------------------------------------------------------
              Utilities--1.1%
       500M   Consolidated Edison, Inc., 6.625%, 2002                                              505,621          25
       500M   Idaho Power Co., 6.40%, 2003                                                         509,519          26
       500M   NorthWestern Public Service Co., 7.10%, 2005                                         526,152          27
       500M   Union Electric Co., 6.75%, 2008                                                      516,984          27
----------------------------------------------------------------------------------------------------------------------
                                                                                                 2,058,276         105
----------------------------------------------------------------------------------------------------------------------
Total Value of Corporate Bonds (cost $7,307,813)                                                 7,273,568         365
----------------------------------------------------------------------------------------------------------------------
              SHORT-TERM CORPORATE NOTES--6.0%
     3,100M   General Electric Co., 4.95%, 4/3/01                                                3,098,721         156
     1,400M   Prudential Funding Corp., 4.99%, 4/9/01                                            1,398,253          70
     7,500M   Texaco, Inc., 5.15%, 4/3/01                                                        7,496,773         377
----------------------------------------------------------------------------------------------------------------------
Total Value of Short-Term Corporate Notes (cost $11,993,747)                                    11,993,747         603
----------------------------------------------------------------------------------------------------------------------
Total Value of Investments (cost $178,405,200)                                        99.7%    198,424,798       9,969
Other Assets, Less Liabilities                                                          .3         607,329          31
----------------------------------------------------------------------------------------------------------------------
Net Assets                                                                           100.0%   $199,032,127     $10,000
======================================================================================================================

* Non-income producing


See notes to financial statements



Portfolio of Investments
FIRST INVESTORS ALL-CAP GROWTH FUND
March 31, 2001

----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
                                                                                                              For Each
                                                                                                            $10,000 of
    Shares    Security                                                                               Value  Net Assets
----------------------------------------------------------------------------------------------------------------------
              COMMON STOCKS--92.0%
              Capital Goods--4.2%
     5,980  * Aeroflex, Inc.                                                                       $61,669         $18
    32,700    General Electric Company                                                           1,368,822         406
----------------------------------------------------------------------------------------------------------------------
                                                                                                 1,430,491         424
----------------------------------------------------------------------------------------------------------------------
              Commercial Services & Supplies--5.6%
     3,220  * Affiliated Computer Services, Inc. - Class "A"                                       208,978          62
     2,900  * Edison Schools, Inc.                                                                  58,725          17
    16,400    First Data Corporation                                                               979,244         291
    11,300    IMS Health, Inc.                                                                     281,370          84
     4,990  * Iron Mountain, Inc.                                                                  191,217          57
     2,940    Manpower, Inc.                                                                        84,672          25
     2,600  * Waste Connections, Inc.                                                               74,913          22
----------------------------------------------------------------------------------------------------------------------
                                                                                                 1,879,119         558
----------------------------------------------------------------------------------------------------------------------
              Consumer Durables & Apparel--1.7%
     2,800    Callaway Golf Company                                                                 62,188          18
     2,820  * Coach, Inc.                                                                           81,526          24
     3,400  * Furniture Brands International, Inc.                                                  80,580          24
    19,000    Mattel, Inc.                                                                         337,060         100
----------------------------------------------------------------------------------------------------------------------
                                                                                                   561,354         166
----------------------------------------------------------------------------------------------------------------------
              Diversified Financials--2.4%
    12,900    Citigroup, Inc.                                                                      580,242         172
     2,270    State Street Corporation                                                             212,018          63
----------------------------------------------------------------------------------------------------------------------
                                                                                                   792,260         235
----------------------------------------------------------------------------------------------------------------------
              Energy--1.8%
     1,860    Cross Timbers Oil Company                                                             46,035          14
     1,480  * Evergreen Resources, Inc.                                                             55,959          17
     3,300  * Grant Prideco, Inc.                                                                   56,760          17
     2,080  * Hanover Compressor Company                                                            65,936          20
     9,120    Transocean Sedco Forex, Inc.                                                         395,352         117
----------------------------------------------------------------------------------------------------------------------
                                                                                                   620,042         185
----------------------------------------------------------------------------------------------------------------------
              Food & Drug Retailing--.3%
     1,400  * Whole Foods Market, Inc.                                                              58,975          18
     5,400  * Wild Oats Markets, Inc.                                                               48,769          14
----------------------------------------------------------------------------------------------------------------------
                                                                                                   107,744          32
----------------------------------------------------------------------------------------------------------------------



----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
                                                                                                              For Each
                                                                                                            $10,000 of
    Shares    Security                                                                               Value  Net Assets
----------------------------------------------------------------------------------------------------------------------
              Food/Beverage/Tobacco--3.1%
     2,000    IBP, Inc.                                                                            $32,800         $10
    21,900    PepsiCo, Inc.                                                                        962,505         285
     1,000  * Smithfield Foods, Inc.                                                                32,500          10
----------------------------------------------------------------------------------------------------------------------
                                                                                                 1,027,805         305
----------------------------------------------------------------------------------------------------------------------
              Health Care Equipment & Services--6.4%
    13,000    Baxter International, Inc.                                                         1,223,820         363
     2,370    Beckman Coulter, Inc.                                                                 92,643          28
     8,820  * Caremark Rx, Inc.                                                                    115,013          34
    13,900  * Health Management Associates, Inc. - Class "A"                                       216,145          64
     2,080  * Orthodontic Centers of America, Inc.                                                  42,640          13
     7,870  * Quorum Health Group, Inc.                                                            119,526          35
     3,830  * St. Jude Medical, Inc.                                                               206,245          61
     4,900  * US Oncology, Inc.                                                                     39,813          12
     1,830  * Varian Medical Systems, Inc.                                                         111,264          33
----------------------------------------------------------------------------------------------------------------------
                                                                                                 2,167,109         643
----------------------------------------------------------------------------------------------------------------------
              Hotels/Restaurants/Leisure--.1%
     1,210  * Cheesecake Factory, Inc.                                                              44,543          13
----------------------------------------------------------------------------------------------------------------------
              Insurance--1.5%
     6,200    American International Group, Inc.                                                   499,100         148
----------------------------------------------------------------------------------------------------------------------
              Materials--.3%
       900    Arch Coal, Inc.                                                                       26,982           8
     2,910  * Stillwater Mining Company                                                             78,716          23
----------------------------------------------------------------------------------------------------------------------
                                                                                                   105,698          31
----------------------------------------------------------------------------------------------------------------------
              Media--9.3%
    21,400  * AOL Time Warner, Inc.                                                                859,210         255
    56,700  * AT&T Corporation - Liberty Media Group - Class "A"                                   793,800         236
     7,300  * Clear Channel Communications, Inc.                                                   397,485         118
    31,500  * EchoStar Communications Corporation - Class "A"                                      872,156         259
     4,900  * Viacom, Inc. - Class "B"                                                             215,453          64
----------------------------------------------------------------------------------------------------------------------
                                                                                                 3,138,104         932
----------------------------------------------------------------------------------------------------------------------
              Pharmaceuticals & Biotechnology--18.3%
    24,900    American Home Products Corporation                                                 1,462,875         434
    30,200    AstraZeneca PLC (ADR)                                                              1,457,150         433
----------------------------------------------------------------------------------------------------------------------



Portfolio of Investments (continued)
FIRST INVESTORS ALL-CAP GROWTH FUND
March 31, 2001

----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
                                                                                                              For Each
                                                                                                            $10,000 of
    Shares    Security                                                                               Value  Net Assets
----------------------------------------------------------------------------------------------------------------------
              Pharmaceuticals & Biotechnology (continued)
     5,000  * Forest Laboratories, Inc.                                                           $296,200         $88
     7,820  * Gilead Sciences, Inc.                                                                254,150          75
    60,400  * Immunex Corporation                                                                  864,475         257
    36,300    Pharmacia Corporation                                                              1,828,431         543
----------------------------------------------------------------------------------------------------------------------
                                                                                                 6,163,281       1,830
----------------------------------------------------------------------------------------------------------------------
              Retailing--7.7%
     3,900  * Barnes & Noble, Inc.                                                                  93,210          28
     8,400  * Bed Bath & Beyond, Inc.                                                              206,325          61
    18,450    Dollar General Corporation                                                           377,118         112
    15,050    Family Dollar Stores, Inc.                                                           386,785         115
     6,730  * Gymboree Corporation                                                                  67,300          20
    16,300    Home Depot, Inc.                                                                     702,530         208
     1,600  * Hot Topic, Inc.                                                                       44,800          13
     3,760    Pier 1 Imports, Inc.                                                                  48,880          15
     6,100    Target Corporation                                                                   220,088          65
     4,890  * Venator Group, Inc.                                                                   67,482          20
     7,400    Wal-Mart Stores, Inc.                                                                373,700         111
----------------------------------------------------------------------------------------------------------------------
                                                                                                 2,588,218         768
----------------------------------------------------------------------------------------------------------------------
              Software & Services--10.5%
    29,200  * Exodus Communications, Inc.                                                          313,900          93
     4,700  * I-many, Inc.                                                                          53,463          16
     2,920  * IntraNet Solutions, Inc.                                                              69,898          21
     6,000  * Intuit, Inc.                                                                         166,500          49
     1,600  * Manugistics Group, Inc.                                                               29,300           9
       390  * McDATA Corporation - Class "A"                                                         7,361           2
     2,140  * Mentor Graphics Corporation                                                           44,137          13
    23,500  * Microsoft Corporation                                                              1,285,156         381
     8,700  * PeopleSoft, Inc.                                                                     203,906          61
     4,050  * Rational Software Corporation                                                         71,887          21
     5,500  * SeeBeyond Technology Corporation                                                      70,125          21
    32,390  * Verisign, Inc.                                                                     1,147,821         341
     2,800  * Verity, Inc.                                                                          63,525          19
----------------------------------------------------------------------------------------------------------------------
                                                                                                 3,526,979       1,047
----------------------------------------------------------------------------------------------------------------------



----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
                                                                                                              For Each
                                                                                                            $10,000 of
    Shares    Security                                                                               Value  Net Assets
----------------------------------------------------------------------------------------------------------------------
              Technology Hardware & Equipment--15.5%
       590  * AXT, Inc.                                                                             $8,850          $3
    13,600  * Cabletron Systems, Inc.                                                              175,440          52
    56,800  * Cisco Systems, Inc.                                                                  898,150         267
    52,800  * Dell Computer Corporation                                                          1,356,300         402
     5,900  * EMC Corporation                                                                      173,460          51
     3,090  * EMCORE Corporation                                                                    77,443          23
    10,140  * Flextronics International, Ltd.                                                      152,100          45
     9,430  * Handspring, Inc.                                                                     109,624          33
    22,100    Intel Corporation                                                                    581,506         173
    13,400  * JDS Uniphase Corporation                                                             247,063          73
    10,200  * Network Appliance, Inc.                                                              171,487          51
     8,590  * Oak Technology, Inc.                                                                  50,735          15
    24,590  * Palm, Inc.                                                                           206,711          61
     3,200  * Pericom Semiconductor Corporation                                                     41,200          12
     6,200  * Qualcomm, Inc.                                                                       351,075         104
     1,800  * Rudolph Technologies                                                                  62,437          19
     5,160  * Sanmina Corporation                                                                  100,942          30
     1,920  * SBS Technologies, Inc.                                                                28,560           8
     5,100  * Solectron Corporation                                                                 96,951          29
     8,640  * Teradyne, Inc.                                                                       285,120          85
     2,400  * Vicor Corporation                                                                     49,200          15
----------------------------------------------------------------------------------------------------------------------
                                                                                                 5,224,354       1,551
----------------------------------------------------------------------------------------------------------------------
              Telecommunication Services--1.4%
    10,300  * American Tower Corporation - Class "A"                                               190,550          57
     2,100  * Crown Castle International Corporation                                                31,106           9
    27,550  * McLeodUSA, Inc. - Class "A"                                                          238,481          71
----------------------------------------------------------------------------------------------------------------------
                                                                                                   460,137         137
----------------------------------------------------------------------------------------------------------------------
              Transportation--.6%
     3,800  * Atlas Air Worldwide Holdings, Inc.                                                   106,970          32
     2,030  * Ryanair Holdings PLC (ADR)                                                            90,335          27
----------------------------------------------------------------------------------------------------------------------
                                                                                                   197,305          59
----------------------------------------------------------------------------------------------------------------------
              Utilities--1.3%
     8,140  * Calpine Corporation                                                                  448,270         133
----------------------------------------------------------------------------------------------------------------------
Total Value of Common Stocks (cost $38,155,385)                                                 30,981,913       9,197
----------------------------------------------------------------------------------------------------------------------



Portfolio of Investments (continued)
FIRST INVESTORS ALL-CAP GROWTH FUND
March 31, 2001

----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
                                                                                                              For Each
 Principal                                                                                                  $10,000 of
    Amount    Security                                                                               Value  Net Assets
----------------------------------------------------------------------------------------------------------------------
              REPURCHASE AGREEMENT--6.4%
    $2,150M   UBS Warburg, 5.28%, 4/2/01, (collateralized by
              U.S. Treasury Note, due 5/15/05,
              valued at $2,188,065) (cost $2,150,000)                                           $2,150,000        $638
----------------------------------------------------------------------------------------------------------------------
Total Value of Investments (cost $40,305,385)                                         98.4%     33,131,913       9,835
Other Assets, Less Liabilities                                                         1.6         554,987         165
----------------------------------------------------------------------------------------------------------------------
Net Assets                                                                           100.0%    $33,686,900     $10,000
======================================================================================================================

* Non-income producing


See notes to financial statements



Portfolio of Investments
FIRST INVESTORS MID-CAP OPPORTUNITY FUND
March 31, 2001

----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
                                                                                                              For Each
                                                                                                            $10,000 of
    Shares    Security                                                                               Value  Net Assets
----------------------------------------------------------------------------------------------------------------------
              COMMON STOCKS--86.6%
              Basic Materials--2.3%
   130,000    Lyondell Chemical Company                                                         $1,868,100        $139
    25,000    Vulcan Materials Company                                                           1,170,750          87
----------------------------------------------------------------------------------------------------------------------
                                                                                                 3,038,850         226
----------------------------------------------------------------------------------------------------------------------
              Capital Goods--9.2%
    30,000  * Amphenol Corporation                                                                 945,000          70
    30,000    Avery Dennison Corporation                                                         1,560,600         116
    29,000    Danaher Corporation                                                                1,582,240         118
    46,400  * Flextronics International, Ltd.                                                      696,000          52
    33,000  * Jabil Circuit, Inc.                                                                  713,460          53
    40,000    Millipore Corporation                                                              1,850,400         137
    40,000  * Quanta Services, Inc.                                                                892,800          66
    50,000  * SCI Systems, Inc.                                                                    910,000          68
    40,000    Symbol Technologies, Inc.                                                          1,396,000         104
    80,000  * Thermo Electron Corporation                                                        1,798,400         134
----------------------------------------------------------------------------------------------------------------------
                                                                                                12,344,900         918
----------------------------------------------------------------------------------------------------------------------
              Communication Services--3.0%
    60,000  * Allegiance Telecom, Inc.                                                             885,000          66
    80,000  * Broadwing, Inc.                                                                    1,532,000         114
    17,000    Telephone & Data Systems, Inc.                                                     1,589,500         118
----------------------------------------------------------------------------------------------------------------------
                                                                                                 4,006,500         298
----------------------------------------------------------------------------------------------------------------------
              Consumer Cyclicals--2.5%
    62,600  * Dollar Tree Stores, Inc.                                                           1,206,027          90
    35,700    Fred's, Inc. - Class "A"                                                             816,638          61
    70,000  * TeleTech Holdings, Inc.                                                              551,250          41
    90,000  * Ticketmaster - Class "B"                                                             815,625          60
----------------------------------------------------------------------------------------------------------------------
                                                                                                 3,389,540         252
----------------------------------------------------------------------------------------------------------------------
              Consumer Staples--10.8%
    42,500  * AmeriSource Health Corporation - Class "A"                                         2,084,625         155
    14,400    Cardinal Health, Inc.                                                              1,393,200         104
   100,000  * Charter Communications, Inc. - Class "A"                                           2,262,500         168
    50,000  * Comcast Corporation - Special Class "A"                                            2,096,875         156
    15,000    CVS Corporation                                                                      877,350          65
    65,000  * Hispanic Broadcasting Corporation                                                  1,241,500          92
    40,000    Hormel Foods Corporation                                                             779,200          58
----------------------------------------------------------------------------------------------------------------------



Portfolio of Investments (continued)
FIRST INVESTORS MID-CAP OPPORTUNITY FUND
March 31, 2001

----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
                                                                                                              For Each
                                                                                                            $10,000 of
    Shares    Security                                                                               Value  Net Assets
----------------------------------------------------------------------------------------------------------------------
              Consumer Staples (continued)
    50,000    McKesson HBOC, Inc.                                                               $1,337,500         $99
    23,900  * Suiza Foods Corporation                                                            1,149,351          85
    45,000    Tyson Foods, Inc. - Class "A"                                                        606,150          45
    20,000  * Univision Communications, Inc.                                                       763,200          57
----------------------------------------------------------------------------------------------------------------------
                                                                                                14,591,451       1,084
----------------------------------------------------------------------------------------------------------------------
              Energy--5.9%
    13,000    Apache Corporation                                                                   748,930          56
    20,000  * Cooper Cameron Corporation                                                         1,080,000          80
    23,800    Devon Energy Corporation                                                           1,385,160         103
    45,000  * Global Marine, Inc.                                                                1,152,000          86
    15,000  * Smith International, Inc.                                                          1,053,000          78
    35,000    Transocean Sedco Forex, Inc.                                                       1,517,250         113
    21,000  * Weatherford International, Inc.                                                    1,036,350          77
----------------------------------------------------------------------------------------------------------------------
                                                                                                 7,972,690         593
----------------------------------------------------------------------------------------------------------------------
              Financial--12.1%
    54,700    ACE, Ltd.                                                                          2,010,772         149
    14,000    Ambac Financial Group, Inc.                                                          888,020          66
    85,000    Charter One Financial, Inc.                                                        2,405,500         178
    51,400    Golden State Bancorp, Inc.                                                         1,433,032         107
    45,000    Mellon Financial Corporation                                                       1,823,400         136
    80,000    Protective Life Corporation                                                        2,453,600         182
    30,000    Public Storage, Inc.                                                                 787,500          59
    21,100    St. Paul Companies, Inc.                                                             929,455          69
    30,000    Torchmark Corporation                                                              1,164,900          87
    19,500    XL Capital, Ltd. - Class "A"                                                       1,483,365         110
    17,000    Zions Bancorporation                                                                 885,530          66
----------------------------------------------------------------------------------------------------------------------
                                                                                                16,265,074       1,209
----------------------------------------------------------------------------------------------------------------------
              Health Care--18.4%
    35,000  * Albany Molecular Research, Inc.                                                    1,225,000          91
    35,000    Alpharma, Inc. - Class "A"                                                         1,145,900          85
    68,000  * Arena Pharmaceuticals, Inc.                                                        1,211,250          90
    30,000  * Elan Corporation PLC (ADR)                                                         1,567,500         117
    18,500  * Genzyme Corporation - General Division                                             1,671,105         124
    40,000  * Gilead Sciences, Inc.                                                              1,300,000          97
    70,000  * Health Management Associates, Inc. - Class "A"                                     1,088,500          81
   100,000  * Health Net, Inc.                                                                   2,061,000         152
   105,000  * HEALTHSOUTH Corporation                                                            1,353,450         101
----------------------------------------------------------------------------------------------------------------------



----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
                                                                                                              For Each
                                                                                                            $10,000 of
    Shares    Security                                                                               Value  Net Assets
----------------------------------------------------------------------------------------------------------------------
              Health Care (continued)
    20,000  * IDEC Pharmaceuticals Corporation                                                    $800,000         $59
    40,000  * IVAX Corporation                                                                   1,260,000          94
    20,000  * Medicis Pharmaceuticals Corporation - Class "A"                                      896,400          67
    60,000    Mylan Laboratories, Inc.                                                           1,551,000         115
    50,000    Omnicare, Inc.                                                                     1,072,500          80
    33,000  * Pharmaceutical Product Development, Inc.                                           1,390,125         103
    15,000  * Quest Diagnostics, Inc.                                                            1,333,050          99
    40,000  * SangStat Medical Corporation                                                         355,000          26
    13,000  * Sepracor, Inc.                                                                       416,000          31
    40,000  * Tenet Healthcare Corporation                                                       1,760,000         131
    23,800    Teva Pharmaceutical Industries, Ltd. (ADR)                                         1,300,075          97
----------------------------------------------------------------------------------------------------------------------
                                                                                                24,757,855       1,840
----------------------------------------------------------------------------------------------------------------------
              Technology--17.0%
    60,000  * Advanced Fibre Communications, Inc.                                                  858,750          64
    20,000  * Advanced Micro Devices, Inc.                                                         530,800          39
    70,000  * Amkor Technology, Inc.                                                             1,141,875          85
    25,000  * Arrow Electronics, Inc.                                                              565,000          42
    16,300  * Check Point Software Technologies, Ltd.                                              774,250          58
    20,000  * eBay, Inc.                                                                           723,750          54
    48,200  * Electronic Arts, Inc.                                                              2,614,850         194
    20,000  * Energizer Holdings, Inc.                                                             500,000          37
    30,000  * I2 Technologies, Inc.                                                                436,875          32
    20,000  * Integrated Device Technology, Inc.                                                   592,200          44
    20,000  * International Rectifier Corporation                                                  810,000          60
    44,500  * Intuit, Inc.                                                                       1,234,875          92
    35,000  * Manugistics Group, Inc.                                                              640,937          48
    15,000  * Molecular Devices Corporation                                                        682,500          51
    88,800    Nokia Corporation (ADR) - Class "A"                                                2,131,200         158
    20,100  * Novellus Systems, Inc.                                                               815,306          61
    30,000  * ONI Systems Corporation                                                              585,000          43
    32,500  * Palm, Inc.                                                                           273,205          20
    56,100  * Peregrine Systems, Inc.                                                            1,093,950          81
    30,000  * Rational Software Corporation                                                        532,500          40
    25,000    Sensient Technologies Corporation                                                    569,500          42
    60,000  * Sonus Networks, Inc.                                                               1,197,186          89
    40,000  * Symantec Corporation                                                               1,672,500         124
    30,000  * Transmeta Corporation                                                                577,500          43
   100,500  * Virata Corporation                                                                 1,312,781          98
----------------------------------------------------------------------------------------------------------------------
                                                                                                22,867,290       1,699
----------------------------------------------------------------------------------------------------------------------



----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
 Shares or                                                                                                    For Each
 Principal                                                                                                  $10,000 of
    Amount    Security                                                                               Value  Net Assets
----------------------------------------------------------------------------------------------------------------------
              Utilities--5.4%
    80,000    AGL Resources, Inc.                                                               $1,752,800        $130
    30,000    DQE, Inc.                                                                            874,500          65
    50,400  * Mirant Corporation                                                                 1,789,200         133
    40,000    NSTAR                                                                              1,532,000         114
    55,000    Potomac Electric Power Company                                                     1,285,900          96
----------------------------------------------------------------------------------------------------------------------
                                                                                                 7,234,400         538
----------------------------------------------------------------------------------------------------------------------
Total Value of Common Stocks (cost $113,046,623)                                               116,468,550       8,657
----------------------------------------------------------------------------------------------------------------------
              SHORT-TERM CORPORATE NOTES--12.5%
    $1,900M   General Electric Capital Corp., 4.83%, 4/3/01                                      1,899,234         141
       900M   General Electric Capital Corp., 5.07%, 4/4/01                                        899,493          67
    13,000M   Prudential Funding Corp., 4.98%, 4/3/01                                           12,994,602         966
     1,000M   Prudential Funding Corp., 4.95%, 4/4/01                                              999,449          74
----------------------------------------------------------------------------------------------------------------------
Total Value of Short-Term Corporate Notes (cost $16,792,778)                                    16,792,778       1,248
----------------------------------------------------------------------------------------------------------------------
Total Value of Investments (cost $129,839,401)                                        99.1%    133,261,328       9,905
Other Assets, Less Liabilities                                                          .9       1,275,457          95
----------------------------------------------------------------------------------------------------------------------
Net Assets                                                                           100.0%   $134,536,785     $10,000
======================================================================================================================

* Non-income producing


See notes to financial statements



Portfolio of Investments
FIRST INVESTORS SPECIAL SITUATIONS FUND
March 31, 2001

----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
                                                                                                              For Each
                                                                                                            $10,000 of
    Shares    Security                                                                               Value  Net Assets
----------------------------------------------------------------------------------------------------------------------
              COMMON STOCKS--91.3%
              Capital Goods--8.7%
   187,300  * DDI Corporation                                                                   $3,160,688        $161
   143,900  * Flextronics International, Ltd.                                                    2,158,500         110
   102,000  * Jabil Circuit, Inc.                                                                2,205,240         112
    24,600    Oshkosh Truck Corporation                                                            873,300          45
    90,600    Precision Castparts Corporation                                                    2,994,330         153
   193,700  * Waste Connections, Inc.                                                            5,580,980         285
----------------------------------------------------------------------------------------------------------------------
                                                                                                16,973,038         866
----------------------------------------------------------------------------------------------------------------------
              Consumer Cyclicals--9.6%
    70,300  * Career Education Corporation                                                       3,532,575         180
    49,800  * F.Y.I., Inc.                                                                       1,665,188          85
    78,900    Fred's, Inc. - Class "A"                                                           1,804,837          92
   188,900  * Hibbett Sporting Goods, Inc.                                                       5,289,200         270
   187,900  * I-many, Inc.                                                                       2,137,363         109
   104,700  * NCO Group, Inc.                                                                    2,676,394         136
   220,500  * TeleTech Holdings, Inc.                                                            1,736,438          89
----------------------------------------------------------------------------------------------------------------------
                                                                                                18,841,995         961
----------------------------------------------------------------------------------------------------------------------
              Consumer Staples--6.9%
    10,000    Cardinal Health, Inc.                                                                967,500          49
    59,800    Darden Restaurants, Inc.                                                           1,420,250          72
    91,800  * Hain Celestial Group, Inc.                                                         2,662,200         136
    47,000  * Performance Food Group Company                                                     2,467,500         126
    29,900  * Priority Healthcare Corporation                                                    1,128,725          58
   103,600  * Suiza Foods Corporation                                                            4,982,124         254
----------------------------------------------------------------------------------------------------------------------
                                                                                                13,628,299         695
----------------------------------------------------------------------------------------------------------------------
              Energy--3.7%
   111,200  * Patterson Energy, Inc.                                                             3,516,700         179
   116,000  * Swift Energy Company                                                               3,716,640         190
----------------------------------------------------------------------------------------------------------------------
                                                                                                 7,233,340         369
----------------------------------------------------------------------------------------------------------------------
              Financial--9.4%
    34,000    Everest Re Group, Ltd.                                                             2,261,680         115
   244,200    HCC Insurance Holdings, Inc.                                                       6,459,090         329
    39,900  * LaBranche & Company, Inc.                                                          1,283,184          65
    27,800    RenaissanceRe Holdings, Ltd.                                                       1,946,277          99
   173,000    Westamerica Bancorporation                                                         6,530,750         334
----------------------------------------------------------------------------------------------------------------------
                                                                                                18,480,981         942
----------------------------------------------------------------------------------------------------------------------



Portfolio of Investments (continued)
FIRST INVESTORS SPECIAL SITUATIONS FUND
March 31, 2001

----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
                                                                                                              For Each
                                                                                                            $10,000 of
    Shares    Security                                                                               Value  Net Assets
----------------------------------------------------------------------------------------------------------------------
              Health Care--23.7%
    59,500  * AmeriPath, Inc.                                                                   $1,223,469         $62
    73,200  * Apria Healthcare Group, Inc.                                                       1,769,976          90
   198,600  * Arena Pharmaceuticals, Inc.                                                        3,537,563         180
    56,600  * Charles River Laboratories International, Inc.                                     1,400,850          71
    64,300  * IMPATH, Inc.                                                                       2,981,913         152
    71,100  * Inverness Medical Technology, Inc.                                                 1,852,155          94
    79,300  * IVAX Corporation                                                                   2,497,950         127
   185,700  * Kensey Nash Corporation                                                            2,158,763         110
    29,400  * Laboratory Corporation of America Holdings                                         3,535,350         180
   111,800  * Medicis Pharmaceuticals Corporation - Class "A"                                    5,010,875         256
    31,300  * Molecular Devices Corporation                                                      1,424,150          73
    89,800    Omnicare, Inc.                                                                     1,926,210          98
    83,100  * Pediatrix Medical Group, Inc.                                                      1,844,820          94
    73,800  * Pharmaceutical Product Development, Inc.                                           3,108,825         159
   172,700  * Province Healthcare Company                                                        5,256,556         269
   123,600  * Renal Care Group, Inc.                                                             3,314,952         169
    99,200  * Symyx Technologies, Inc.                                                           1,252,400          64
    44,100    Teva Pharmaceutical Industries, Ltd. (ADR)                                         2,408,963         123
----------------------------------------------------------------------------------------------------------------------
                                                                                                46,505,740       2,371
----------------------------------------------------------------------------------------------------------------------
              Technology--28.6%
    69,400  * Advanced Micro Devices, Inc.                                                       1,841,876          94
   106,800  * Alpha Industries, Inc.                                                             1,682,100          86
    91,400  * Art Technology Group, Inc.                                                         1,096,800          56
   106,800  * Aspen Technology, Inc.                                                             2,549,850         130
   152,900  * Avici Systems, Inc.                                                                1,223,200          62
   116,500  * Bottomline Technologies, Inc.                                                        848,271          43
    53,500  * Caliper Technologies Corporation                                                     862,688          44
    38,900  * Check Point Software Technologies, Ltd.                                            1,847,750          94
   143,000  * Citrix Systems, Inc.                                                               3,020,875         155
   162,900  * Descartes Systems Group, Inc.                                                      2,168,606         111
    73,700  * eBay, Inc.                                                                         2,667,019         136
    85,100  * Eclipsys Corporation                                                               1,659,450          85
    86,200  * Elantec Semiconductor, Inc.                                                        2,284,300         116
    25,100  * Electronic Arts, Inc.                                                              1,361,675          69
    44,100  * Embarcadero Technologies, Inc.                                                       733,163          37
   198,200  * EXE Technologies, Inc.                                                             1,337,850          68
    53,000  * Manugistics Group, Inc.                                                              970,563          49
    78,500  * Matrixone, Inc.                                                                    1,339,406          68
    45,100  * Mercury Computer Systems, Inc.                                                     1,730,713          88
----------------------------------------------------------------------------------------------------------------------



----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
 Shares or                                                                                                    For Each
 Principal                                                                                                  $10,000 of
    Amount    Security                                                                               Value  Net Assets
----------------------------------------------------------------------------------------------------------------------
              Technology (continued)
    33,000  * Mercury Interactive Corporation                                                   $1,381,875         $70
    91,900  * Netegrity, Inc.                                                                    2,263,037         115
   432,400  * Oak Technology, Inc.                                                               2,553,883         131
    83,700  * Peregrine Systems, Inc.                                                            1,632,150          83
   116,700  * PRI Automation, Inc.                                                               1,998,488         102
   165,200  * SeeBeyond Technology Corporation                                                   2,106,300         107
   333,800  * SonicWALL, Inc.                                                                    4,068,187         208
   169,900  * THQ, Inc.                                                                          6,456,200         330
   182,700  * Virata Corporation                                                                 2,386,519         122
----------------------------------------------------------------------------------------------------------------------
                                                                                                56,072,794       2,859
----------------------------------------------------------------------------------------------------------------------
              Utilities--.7%
    31,400    Duke Energy Corporation                                                            1,342,036          68
----------------------------------------------------------------------------------------------------------------------
Total Value of Common Stocks (cost $198,891,488)                                               179,078,223       9,131
----------------------------------------------------------------------------------------------------------------------
              SHORT-TERM CORPORATE NOTES--7.5%
    $3,000M   General Electric Capital Corp., 4.83%, 4/3/01                                      2,998,791         153
     2,000M   General Electric Capital Corp., 4.98%, 4/6/01                                      1,998,340         102
     4,000M   Prudential Funding Corp., 4.98%, 4/3/01                                            3,998,339         204
     5,800M   Texaco, Inc., 4.95%, 4/3/01                                                        5,797,605         295
----------------------------------------------------------------------------------------------------------------------
Total Value of Short-Term Corporate Notes (cost $14,793,075)                                    14,793,075         754
----------------------------------------------------------------------------------------------------------------------
Total Value of Investments (cost $213,684,563)                                        98.8%    193,871,298       9,885
Other Assets, Less Liabilities                                                         1.2       2,246,782         115
----------------------------------------------------------------------------------------------------------------------
Net Assets                                                                           100.0%   $196,118,080     $10,000
======================================================================================================================

* Non-income producing


See notes to financial statements



Portfolio of Investments
FIRST INVESTORS FOCUSED EQUITY FUND
March 31, 2001

----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
                                                                                                              For Each
                                                                                                            $10,000 of
    Shares    Security                                                                               Value  Net Assets
----------------------------------------------------------------------------------------------------------------------
              COMMON STOCKS--87.2%
              Basic Materials--6.8%
    67,100    Air Products & Chemicals, Inc.                                                    $2,576,640        $328
    37,400    Monsanto Company                                                                   1,326,204         168
    32,700    Praxair, Inc.                                                                      1,460,055         185
----------------------------------------------------------------------------------------------------------------------
                                                                                                 5,362,899         681
----------------------------------------------------------------------------------------------------------------------
              Capital Goods--21.5%
   162,470    General Electric Company                                                           6,800,994         864
    29,700  * Sealed Air Corporation                                                               989,901         126
    21,300  * SPX Corporation                                                                    1,933,188         245
   165,700    Tyco International, Ltd.                                                           7,163,211         910
----------------------------------------------------------------------------------------------------------------------
                                                                                                16,887,294       2,145
----------------------------------------------------------------------------------------------------------------------
              Consumer Cyclicals--1.5%
    12,500  * Federated Department Stores, Inc.                                                    519,375          66
    19,000  * Lamar Advertising Company - Class "A"                                                698,250          89
----------------------------------------------------------------------------------------------------------------------
                                                                                                 1,217,625         155
----------------------------------------------------------------------------------------------------------------------
              Consumer Staples--8.3%
    30,080  * Clear Channel Communications, Inc.                                                 1,637,856         208
    49,470  * Comcast Corporation - Special Class "A"                                            2,074,648         264
    47,600    PepsiCo, Inc.                                                                      2,092,020         266
    16,301  * Viacom, Inc. - Class "B"                                                             716,733          91
----------------------------------------------------------------------------------------------------------------------
                                                                                                 6,521,257         829
----------------------------------------------------------------------------------------------------------------------
              Energy--1.2%
    15,100    Anadarko Petroleum Corporation                                                       947,978         120
----------------------------------------------------------------------------------------------------------------------
              Financial--27.4%
    13,220    American International Group, Inc.                                                 1,064,210         135
   170,500    Citigroup, Inc.                                                                    7,669,090         975
    61,500    Freddie Mac                                                                        3,987,045         506
    53,300    J.P. Morgan Chase & Company                                                        2,393,170         304
    31,400    M & T Bank Corporation                                                             2,194,860         279
    16,700    MGIC Investment Corporation                                                        1,142,614         145
    21,500    Morgan Stanley Dean Witter & Company                                               1,150,250         146
    28,500    Radian Group, Inc.                                                                 1,930,875         245
----------------------------------------------------------------------------------------------------------------------
                                                                                                21,532,114       2,735
----------------------------------------------------------------------------------------------------------------------



----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
 Shares or                                                                                                    For Each
 Principal                                                                                                  $10,000 of
    Amount    Security                                                                               Value  Net Assets
----------------------------------------------------------------------------------------------------------------------
              Health Care--15.8%
    46,910    Baxter International, Inc.                                                        $4,416,107        $561
    38,100    Beckman Coulter, Inc.                                                              1,489,329         189
    38,800    Becton, Dickinson & Company                                                        1,370,416         174
    30,000  * Medimmune, Inc.                                                                    1,076,250         137
    71,900    Pfizer, Inc.                                                                       2,944,305         374
    30,500    Schering-Plough Corporation                                                        1,114,165         142
----------------------------------------------------------------------------------------------------------------------
                                                                                                12,410,572       1,577
----------------------------------------------------------------------------------------------------------------------
              Utilities--4.7%
    25,400    Dominion Resources, Inc.                                                           1,637,538         208
    44,100  * Mirant Corporation                                                                 1,565,550         199
    11,900    Williams Companies, Inc.                                                             509,915          65
----------------------------------------------------------------------------------------------------------------------
                                                                                                 3,713,003         472
----------------------------------------------------------------------------------------------------------------------
Total Value of Common Stocks (cost $68,295,034)                                                 68,592,742       8,714
----------------------------------------------------------------------------------------------------------------------
              U.S. GOVERNMENT OBLIGATIONS--12.4%
              U.S.Treasury Bills:
      $850M     5.13%, 4/12/2001                                                                   848,530         108
     1,800M     5.20%, 4/19/2001                                                                 1,795,007         228
     4,250M     4.85%, 5/10/2001                                                                 4,226,909         537
       100M     4.85%, 5/17/2001                                                                    99,363          13
       550M     4.77%, 5/24/2001                                                                   546,536          69
     1,900M     4.18%, 6/21/2001                                                                 1,882,900         239
       400M     4.16%, 6/28/2001                                                                   395,976          50
----------------------------------------------------------------------------------------------------------------------
Total Value of U.S. Government Obligations (cost $9,793,785)                                     9,795,221       1,244
----------------------------------------------------------------------------------------------------------------------
Total Value of Investments (cost $78,088,819)                                         99.6%     78,387,963       9,958
Other Assets, Less Liabilities                                                          .4         330,271          42
----------------------------------------------------------------------------------------------------------------------
Net Assets                                                                           100.0%    $78,718,234     $10,000
======================================================================================================================

* Non-income producing


See notes to financial statements



Portfolio of Investments
FIRST INVESTORS GLOBAL FUND, INC.
March 31, 2001

----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
                                                                                                              For Each
                                                                                                            $10,000 of
    Shares    Security                                                                               Value  Net Assets
----------------------------------------------------------------------------------------------------------------------
              COMMON STOCKS--92.2%
              United States--40.6%
    73,600    Abbott Laboratories                                                               $3,473,184        $117
    23,400  * Affiliated Computer Services, Inc.                                                 1,518,660          51
    58,800    Alcoa, Inc.                                                                        2,113,860          71
    44,000    American Home Products Corporation                                                 2,585,000          87
    52,253    American International Group, Inc.                                                 4,206,366         141
    54,000  * AOL Time Warner, Inc.                                                              2,168,100          73
    67,800  * AT&T Corporation - Liberty Media Group - Class "A"                                   949,200          32
    55,200    Banc One Corporation                                                               1,997,136          67
    15,500    Baxter International, Inc.                                                         1,459,170          49
    48,500    Beckman Coulter, Inc.                                                              1,895,865          64
    20,300  * Calpine Corporation                                                                1,117,921          38
    31,100  * Chevron Corporation                                                                2,730,580          92
   118,400  * Cisco Systems, Inc.                                                                1,872,200          63
    79,749    Citigroup, Inc.                                                                    3,587,110         121
    34,100    Coca-Cola Company                                                                  1,539,956          52
    29,750    CVS Corporation                                                                    1,740,077          59
    56,100  * Dell Computer Corporation                                                          1,441,069          48
    74,200    Dollar General Corporation                                                         1,516,648          51
    30,400    Duke Energy Corporation                                                            1,299,296          44
    23,100    El Paso Energy Corporation                                                         1,508,430          51
    28,500  * EMC Corporation                                                                      837,900          28
    24,600    Emerson Electric Company                                                           1,524,216          51
     9,900    EOG Resources, Inc.                                                                  408,177          14
    60,300    Exxon Mobil Corporation                                                            4,884,300         164
    37,700    Gannett Company, Inc.                                                              2,251,444          76
    67,600    General Electric Company                                                           2,829,736          95
    44,700  * General Motors Corporation - Class "H"                                               871,650          29
    24,700  * Gilead Sciences, Inc.                                                                802,750          27
   110,800  * Healthsouth Corporation                                                            1,428,212          48
    59,700    Hewlett-Packard Company                                                            1,866,819          63
    52,800    Home Depot, Inc.                                                                   2,275,680          77
    18,700    Illinois Tool Works, Inc.                                                          1,062,908          36
    44,600  * Immunex Corporation                                                                  638,337          21
    65,200    IMS Health, Inc.                                                                   1,623,480          55
    89,760    Intel Corporation                                                                  2,361,810          79
    23,600    International Business Machines Corporation                                        2,269,848          76
    30,700    J.P. Morgan Chase & Company                                                        1,378,430          46
    27,500  * JDS Uniphase Corporation                                                             507,031          17
     7,900    Johnson & Johnson                                                                    691,013          23
    26,400    Marsh & McLennan Companies, Inc.                                                   2,508,792          84
----------------------------------------------------------------------------------------------------------------------



----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
                                                                                                              For Each
                                                                                                            $10,000 of
    Shares    Security                                                                               Value  Net Assets
----------------------------------------------------------------------------------------------------------------------
              United States (continued)
    73,200    McDonald's Corporation                                                            $1,943,460         $65
   251,300  * McLeodUSA, Inc. - Class "A"                                                        2,175,328          73
    28,700    Merck & Company, Inc.                                                              2,178,330          73
    37,000    Merrill Lynch & Company, Inc.                                                      2,049,800          69
    20,000  * Micron Technology, Inc.                                                              830,600          28
    60,600  * Microsoft Corporation                                                              3,314,062         111
    82,200  * Oracle Corporation                                                                 1,231,356          41
    55,000    PepsiCo, Inc.                                                                      2,417,250          81
    84,525    Pfizer, Inc.                                                                       3,461,299         116
    59,500    Pharmacia Corporation                                                              2,997,015         101
    24,400    PPL Corporation                                                                    1,072,624          36
    27,180    Procter & Gamble Company                                                           1,701,468          57
    33,500    R.J. Reynolds Tobacco Holdings, Inc.                                               1,879,350          63
    27,400  * Rational Software Corporation                                                        486,350          16
    10,300  * Safeway, Inc.                                                                        568,045          19
    55,900    SBC Communications, Inc.                                                           2,494,817          84
    21,700    Schlumberger, Ltd.                                                                 1,250,137          42
    22,100    State Street Corporation                                                           2,064,140          69
    25,300  * Tellabs, Inc.                                                                      1,029,394          35
    28,600    Texas Instruments, Inc.                                                              886,028          30
    18,400    U.S. Bancorp                                                                         426,880          14
   142,500  * Venator Group, Inc.                                                                1,966,500          66
    64,690  * Verisign, Inc.                                                                     2,292,452          77
    11,400  * Veritas Software Corporation                                                         527,136          18
    27,330  * Viacom, Inc. - Class "B"                                                           1,201,700          40
    54,400    Wal-Mart Stores, Inc.                                                              2,747,200          92
   105,568  * WorldCom, Inc.                                                                     1,972,802          66
----------------------------------------------------------------------------------------------------------------------
                                                                                               120,907,884       4,062
----------------------------------------------------------------------------------------------------------------------
              United Kingdom--11.9%
    42,000    AstraZeneca PLC                                                                    2,006,303          67
    67,700    BAA PLC                                                                              599,151          20
    69,000    Barclays PLC                                                                       2,153,236          72
   327,608    Billiton PLC                                                                       1,483,447          50
   144,682    BP Amoco PLC                                                                       1,197,141          40
   258,700    British Airways PLC                                                                1,158,550          39
    98,900    British Telecommunications PLC                                                       717,091          24
    71,239  * Colt Telecom Group PLC                                                               744,412          25
    40,330    GlaxoSmithKline PLC                                                                1,055,577          36
    22,646    GlaxoSmithKline PLC (ADR)                                                          1,184,386          40
----------------------------------------------------------------------------------------------------------------------



Portfolio of Investments (continued)
FIRST INVESTORS GLOBAL FUND, INC.
March 31, 2001

----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
                                                                                                              For Each
                                                                                                            $10,000 of
    Shares    Security                                                                               Value  Net Assets
----------------------------------------------------------------------------------------------------------------------
              United Kingdom (continued)
   248,900    Imperial Chemical Industries PLC                                                  $1,518,064         $51
   292,000    Invensys PLC                                                                         556,283          19
   149,000    Kingfisher PLC                                                                       963,842          32
   311,824    Lloyds TSB Group PLC                                                               3,065,559         103
   170,100    Marks & Spencer PLC                                                                  643,271          22
   123,800    Reckitt Benckiser PLC                                                              1,580,538          53
   494,900    Reed International PLC                                                             4,594,504         154
   800,900    Rentokil Initial PLC                                                               2,140,642          72
    84,200    Royal Bank of Scotland Group PLC                                                   1,914,117          64
   154,600    Sema PLC                                                                           1,222,059          41
   218,109    Smith & Nephew PLC                                                                   951,963          32
    68,000    Standard Chartered PLC                                                               823,676          28
 1,000,112    Vodafone Group PLC                                                                 2,744,188          92
    13,100    Vodafone Group PLC (ADR)                                                             355,665          12
----------------------------------------------------------------------------------------------------------------------
                                                                                                35,373,665       1,188
----------------------------------------------------------------------------------------------------------------------
              Japan--8.9%
    58,000    Bank of Tokyo-Mitsubishi, Ltd.                                                       519,279          17
       131    DDI Corporation                                                                      425,447          14
    44,000    Fuji Photo Film Company, Ltd.                                                      1,629,109          55
    69,000    Fujisawa Pharmaceutical Company, Inc.                                              1,464,571          49
    21,000    Hoya Corporation                                                                   1,367,380          46
    26,000    Kao Corporation                                                                      655,602          22
    14,500    Kyocera Corporation                                                                1,317,866          44
     7,800    Matsushita Communication Industrial Company, Ltd.                                    504,149          17
    49,000    Matsushita Electric Industrial Company, Ltd.                                         885,613          30
   126,000    NEC Corporation                                                                    2,008,841          68
   287,000    Nikko Securities Company, Ltd.                                                     2,015,321          68
     5,600    Nintendo Company, Ltd.                                                               916,502          31
       225    Nippon Telegraph & Telephone Corporation                                           1,436,323          48
       145    NTT Docomo, Inc.                                                                   2,522,343          85
    19,000    Omron Corporation                                                                    320,659          11
    29,900    Promise Company, Ltd.                                                              2,242,739          75
    81,000    Ricoh Company, Ltd.                                                                1,467,204          49
    89,000    Sanwa Bank, Ltd.                                                                     485,764          16
    25,100    Softbank Corporation                                                                 941,350          32
    34,400    Sony Corporation                                                                   2,443,026          82
    30,200    Toyota Motor Corporation                                                           1,048,276          35
----------------------------------------------------------------------------------------------------------------------
                                                                                                26,617,364         894
----------------------------------------------------------------------------------------------------------------------



----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
                                                                                                              For Each
                                                                                                            $10,000 of
    Shares    Security                                                                               Value  Net Assets
----------------------------------------------------------------------------------------------------------------------
              France--5.1%
     7,910    Air Liquid SA                                                                     $1,114,595         $37
     5,900  * Atos Origin SA                                                                       413,597          14
    17,300    Aventis SA                                                                         1,344,272          45
    11,290    AXA-Uap                                                                            1,256,527          42
    27,900    Carrefour SA                                                                       1,524,211          51
    28,789    CNP Assurances                                                                       944,176          32
    13,000    France Telecom SA                                                                    762,494          26
     3,900    France Telecom SA (ADR)                                                              226,395           8
    16,000    L'Oreal SA                                                                         1,087,674          36
   196,600  * Orange SA                                                                          1,685,806          57
    32,400    Pechiney SA                                                                        1,401,720          47
     6,800    Suez Lyonnaise des Eaux SA                                                         1,003,870          34
     8,944    Total Fina SA - Class "B"                                                          1,213,647          41
    19,800    Vivendi SA                                                                         1,205,095          40
----------------------------------------------------------------------------------------------------------------------
                                                                                                15,184,079         510
----------------------------------------------------------------------------------------------------------------------
              Netherlands--3.2%
    53,300    Aegon NV                                                                           1,571,830          53
    67,500    Fortis (NL) NV                                                                     1,770,409          59
    25,500    Heineken NV                                                                        1,336,741          45
    39,900    Koninklijke Philips Electronics NV                                                 1,088,706          37
    38,800  * KPNQwest NV                                                                          401,987          13
    39,900    Royal Dutch Petroleum Company                                                      2,221,758          75
    24,000    Unilever NV - NY Shares (ADR)                                                      1,263,360          42
----------------------------------------------------------------------------------------------------------------------
                                                                                                 9,654,791         324
----------------------------------------------------------------------------------------------------------------------
              Spain--3.2%
    55,431    Banco Popular Espanol SA                                                           1,830,188          61
    80,800    Banco Santander Central Hispano SA                                                   739,272          25
   113,200    Endesa SA                                                                          1,873,288          63
   105,900    Endesa SA (ADR)                                                                    1,752,645          59
    54,300    Repsol-YPF SA                                                                        963,384          32
    46,458    Telefonica SA (ADR)                                                                2,225,335          75
----------------------------------------------------------------------------------------------------------------------
                                                                                                 9,384,112         315
----------------------------------------------------------------------------------------------------------------------
              Italy--2.4%
    64,500    Alleanza Assicurazioni SpA                                                           810,226          27
   262,900    Banca Monte dei Paschi di Siena SpA                                                  950,531          32
   376,500    Olivetti SpA                                                                         722,232          24
----------------------------------------------------------------------------------------------------------------------



Portfolio of Investments (continued)
FIRST INVESTORS GLOBAL FUND, INC.
March 31, 2001

----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
                                                                                                              For Each
                                                                                                            $10,000 of
    Shares    Security                                                                               Value  Net Assets
----------------------------------------------------------------------------------------------------------------------
              Italy (continued)
   529,700    Pirelli SpA                                                                       $1,751,273         $59
   314,545    Seat - Pagine Gialle SpA                                                             377,881          13
   193,322    Telecom Italia Mobile SpA                                                          1,305,650          44
   133,222    Telecom Italia SpA                                                                 1,342,558          45
----------------------------------------------------------------------------------------------------------------------
                                                                                                 7,260,351         244
----------------------------------------------------------------------------------------------------------------------
              Hong Kong--2.3%
   284,000    Cheung Kong Holdings, Ltd.                                                         2,976,806         100
   525,000    New World Development Company, Ltd.                                                  673,137          23
 3,018,000    PetroChina Company, Ltd.                                                             541,741          18
 1,458,000    Sino Land Company, Ltd.                                                              649,616          22
   225,000    Sun Hung Kai Properties, Ltd.                                                      2,149,231          72
----------------------------------------------------------------------------------------------------------------------
                                                                                                 6,990,531         235
----------------------------------------------------------------------------------------------------------------------
              Switzerland--2.1%
     1,366    Nestle SA                                                                          2,862,585          96
     1,330    Novartis AG - Reg. Shs.                                                            2,087,468          70
       170    Roche Holdings AG - Genusscheine                                                   1,231,170          42
----------------------------------------------------------------------------------------------------------------------
                                                                                                 6,181,223         208
----------------------------------------------------------------------------------------------------------------------
              Sweden--2.1%
    39,450    Electrolux AB - Class "B"                                                            523,732          18
   134,350    ForeningsSparbanken AB                                                             1,516,718          51
    76,950    Gambro AB - Class "A"                                                                488,418          16
    70,180    Gambro AB - Class "B"                                                                445,447          15
    51,840    Hennes & Mauritz AB - Class "B"                                                      733,431          25
   226,760    Skandinaviska Enskilda Banken - Class "A"                                          2,021,602          68
    78,290    Telefonaktiebolaget L.M. Ericsson AB - Class "B"                                     428,643          14
----------------------------------------------------------------------------------------------------------------------
                                                                                                 6,157,991         207
----------------------------------------------------------------------------------------------------------------------
              Germany--1.6%
    25,947    Adidas-Salomon AG                                                                  1,410,635          47
    31,000    Deutsche Telekom AG                                                                  731,687          25
    16,000    Deutsche Telekom AG (ADR)                                                            371,040          12
    13,300    Metro AG                                                                             566,697          19
    46,900    RWE AG                                                                             1,687,406          57
----------------------------------------------------------------------------------------------------------------------
                                                                                                 4,767,465         160
----------------------------------------------------------------------------------------------------------------------



----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
                                                                                                              For Each
                                                                                                            $10,000 of
    Shares    Security                                                                               Value  Net Assets
----------------------------------------------------------------------------------------------------------------------
              Canada--1.3%
    74,300    Abitibi-Consolidated, Inc.                                                          $580,867         $19
    47,800    Alcan, Ltd.                                                                        1,716,684          58
    68,000  * Research in Motion, Ltd.                                                           1,493,960          50
----------------------------------------------------------------------------------------------------------------------
                                                                                                 3,791,511         127
----------------------------------------------------------------------------------------------------------------------
              South Korea--1.2%
    23,230    H&CB                                                                                 370,005          13
    22,700    Korea Telecom Corporation (ADR)                                                      527,094          18
    12,000    Pohang Iron & Steel Company, Ltd.                                                    811,420          27
    11,420    Samsung Electronics                                                                1,784,643          60
     1,580    SK Telecom Company, Ltd.                                                             217,235           7
----------------------------------------------------------------------------------------------------------------------
                                                                                                 3,710,397         125
----------------------------------------------------------------------------------------------------------------------
              Belgium--1.1%
    98,432    Interbrew                                                                          2,522,532          85
    19,700    KBC Bancassurance Holding NV                                                         770,953          26
----------------------------------------------------------------------------------------------------------------------
                                                                                                 3,293,485         111
----------------------------------------------------------------------------------------------------------------------
              Finland--1.0%
    53,603    Nokia OYJ - Class "A"                                                              1,289,347          44
    91,087    Sonera OYJ                                                                           660,271          22
    37,800    Upm-Kymmene Corporation                                                            1,069,286          36
----------------------------------------------------------------------------------------------------------------------
                                                                                                 3,018,904         102
----------------------------------------------------------------------------------------------------------------------
              Ireland--.8%
   142,386    Allied Irish Banks PLC                                                             1,434,909          48
   262,500    Jefferson Smurfit Group PLC                                                          438,574          15
    60,000  * Ryanair Holdings PLC                                                                 539,962          18
----------------------------------------------------------------------------------------------------------------------
                                                                                                 2,413,445          81
----------------------------------------------------------------------------------------------------------------------
              China--.8%
 5,180,000    China Petroleum & Chemical Corporation                                               816,919          27
    96,000  * China Unicom, Ltd.                                                                   103,394           4
   136,400    China Unicom, Ltd. (ADR)                                                           1,473,120          50
----------------------------------------------------------------------------------------------------------------------
                                                                                                 2,393,433          81
----------------------------------------------------------------------------------------------------------------------



Portfolio of Investments (continued)
FIRST INVESTORS GLOBAL FUND, INC.
March 31, 2001

----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
 Shares or                                                                                                    For Each
 Principal                                                                                                  $10,000 of
    Amount    Security                                                                               Value  Net Assets
----------------------------------------------------------------------------------------------------------------------
              Bermuda--.7%
    25,200  * Global Crossing, Ltd.                                                               $339,948         $11
    38,350    Tyco International, Ltd.                                                           1,657,871          56
----------------------------------------------------------------------------------------------------------------------
                                                                                                 1,997,819          67
----------------------------------------------------------------------------------------------------------------------
              Brazil--.6%
    56,400    Petroleo Brasileiro SA (ADR)                                                       1,342,320          45
     6,800    Telecomunicacoes Brasileiras SA (ADR)                                                328,780          11
----------------------------------------------------------------------------------------------------------------------
                                                                                                 1,671,100          56
----------------------------------------------------------------------------------------------------------------------
              Australia--.5%
    44,900    News Corporation, Ltd. (ADR)                                                       1,409,860          47
----------------------------------------------------------------------------------------------------------------------
              Mexico--.4%
    85,300    Cemex SA de CV                                                                       365,456          12
    21,800    Fomento Economico Mexicano SA de CV (ADR)                                            774,118          26
----------------------------------------------------------------------------------------------------------------------
                                                                                                 1,139,574          38
----------------------------------------------------------------------------------------------------------------------
              Portugal--.2%
   256,200    Electricidade de Portugal SA                                                         679,442          23
----------------------------------------------------------------------------------------------------------------------
              Singapore--.2%
    37,000  * Flextronics International, Ltd.                                                      555,000          19
----------------------------------------------------------------------------------------------------------------------
Total Value of Common Stocks (cost $264,487,092)                                               274,553,426       9,224
----------------------------------------------------------------------------------------------------------------------
              PREFERRED STOCKS--0%
              Brazil
    23,000    Vale Do Rio Doce - Class "B" (cost $0)                                                    --          --
----------------------------------------------------------------------------------------------------------------------
              REPURCHASE AGREEMENT--10.1%
   $29,965M   Paribas Corp., 5.27%, 4/2/01, (collateralized by
              U.S. Treasury Bond, due 11/15/10, valued at
              $30,651,742) (cost $29,965,000)                                                   29,965,000       1,007
----------------------------------------------------------------------------------------------------------------------
Total Value of Investments (cost $294,452,092)                                       102.3%    304,518,426      10,231
Excess of Liabilities Over Other Assets                                               (2.3)     (6,858,697)       (231)
----------------------------------------------------------------------------------------------------------------------
Net Assets                                                                           100.0%   $297,659,729     $10,000
======================================================================================================================

* Non-income producing


See notes to financial statements




Sector diversification of the portfolio was as follows:
--------------------------------------------------------------------------------------------------------------
                                                                              Percentage
Sector                                                                     of Net Assets                 Value
--------------------------------------------------------------------------------------------------------------
Telecommunication Services                                                         10.3%           $30,770,705
Pharmaceuticals & Biotechnology                                                     9.1             27,200,676
Technology Hardware & Equipment                                                     8.4             25,073,011
Banks                                                                               7.1             21,019,825
Energy                                                                              5.9             17,570,104
Diversified Financials                                                              5.1             15,107,949
Food/Beverage/Tobacco                                                               4.9             14,595,893
Media                                                                               4.7             14,157,784
Materials                                                                           4.2             12,613,973
Utilities                                                                           4.0             11,994,922
Retailing                                                                           3.8             11,413,268
Insurance                                                                           3.8             11,297,917
Software & Services                                                                 3.4             10,014,766
Capital Goods                                                                       3.1              9,382,286
Health Care Equipment & Services                                                    2.7              8,036,454
Consumer Durables & Apparel                                                         2.7              8,011,710
Real Estate                                                                         2.2              6,448,790
Commercial Services & Supplies                                                      1.9              5,696,379
Household & Personal Products                                                       1.7              5,025,282
Food & Drug Retailing                                                               1.3              3,832,333
Transportation                                                                      0.8              2,297,663
Hotels/Restaurants/Leisure                                                          0.7              1,943,460
Automobiles & Components                                                            0.4              1,048,276
Repurchase Agreement                                                               10.1             29,965,000
--------------------------------------------------------------------------------------------------------------
Total Value of Investments                                                        102.3            304,518,426
Excess of Liabilities Over Other Assets                                            (2.3)            (6,858,697)
--------------------------------------------------------------------------------------------------------------
Net Assets                                                                        100.0%          $297,659,729
==============================================================================================================


See notes to financial statements



Statement of Assets and Liabilities
FIRST INVESTORS
March 31, 2001
-----------------------------------------------------------------------------------------------
                                          TOTAL        GROWTH &                       UTILITIES
                                         RETURN          INCOME       BLUE CHIP          INCOME
-----------------------------------------------------------------------------------------------
Assets
Investments in securities:
At identified cost                 $130,357,380    $466,605,633    $525,698,510    $178,405,200
                                   ============    ============    ============    ============
At value (Note 1A)                 $132,656,123    $518,247,249    $592,514,557    $198,424,798
Cash                                    212,867         395,265         316,002         257,016
Receivables:
Dividends and interest                  642,183         904,368         483,474         406,231
Shares sold                             709,905       1,017,314       1,260,447         358,502
Investment securities sold              393,170       4,033,708       1,304,259              --
Other assets                                 --              --              --              --
                                   ------------    ------------    ------------    ------------
Total Assets                        134,614,248     524,597,904     595,878,739     199,446,547
                                   ------------    ------------    ------------    ------------
Liabilities
Payables:
Investment securities
purchased                               498,385       4,225,855       2,660,765              --
Shares redeemed                         159,636         766,685         686,963         272,786
Forward currency contracts
(Note 4)                                     --              --              --              --
Accrued advisory fees                    82,846         319,635         371,617         122,853
Accrued expenses                         17,940          63,746          47,849          18,781
                                   ------------    ------------    ------------    ------------
Total Liabilities                       758,807       5,375,921       3,767,194         414,420
                                   ------------    ------------    ------------    ------------
Net Assets                         $133,855,441    $519,221,983    $592,111,545    $199,032,127
                                   ============    ============    ============    ============
Net Assets Consist of:
Capital paid in                    $130,363,212    $476,220,566    $539,419,882    $189,804,374
Undistributed net investment
income (loss)                         1,202,375       1,465,380         263,506         826,860
Accumulated net realized loss
on investments
and foreign currency
transactions                             (8,889)    (10,105,579)    (14,387,890)    (11,618,705)
Net unrealized appreciation
(depreciation)
in value of investments
and foreign
currency transactions                 2,298,743      51,641,616      66,816,047      20,019,598
                                   ------------    ------------    ------------    ------------
Total                              $133,855,441    $519,221,983    $592,111,545    $199,032,127
                                   ============    ============    ============    ============
Net Assets:
Class A                            $116,957,212    $426,597,695    $504,238,213    $169,094,572
Class B                            $ 16,898,229    $ 92,624,288    $ 87,873,332    $ 29,937,555
Shares outstanding (Note 5):
Class A                               8,696,592      33,355,683      22,642,835      24,198,508
Class B                               1,274,994       7,484,874       4,089,061       4,353,234
Net asset value and redemption
price per share - Class A                $13.45          $12.79          $22.27           $6.99
                                   ============    ============    ============    ============
Maximum offering price
per share - Class A
(Net asset value/.9375)*                 $14.35          $13.64          $23.75           $7.46
                                   ============    ============    ============    ============
Net asset value and offering
price per share -
Class B (Note 5)                         $13.25          $12.37          $21.49           $6.88
                                   ============    ============    ============    ============

* On purchases of $25,000 or more, the sales charge is reduced.


See notes to financial statements



Statement of Assets and Liabilities
FIRST INVESTORS
March 31, 2001

-----------------------------------------------------------------------------------------------------------------
                                          ALL-CAP         MID-CAP         SPECIAL        FOCUSED
                                           GROWTH     OPPORTUNITY      SITUATIONS         EQUITY           GLOBAL
-----------------------------------------------------------------------------------------------------------------
Assets
Investments in securities:
At identified cost                    $40,305,385    $129,839,401    $213,684,563     $78,088,819    $294,452,092
                                     ============    ============    ============    ============    ============
At value (Note 1A)                    $33,131,913    $133,261,328    $193,871,298     $78,387,963    $304,518,426
Cash                                       93,189         189,567         527,004          66,303          50,388
Receivables:
Dividends and interest                     15,599          56,445          21,712          38,781         743,637
Shares sold                               375,648         500,785         362,651         167,072         219,109
Investment securities sold                207,088       2,770,085       3,215,831         259,537       4,618,969
Other assets                                   --              --              --              --          20,335
                                     ------------    ------------    ------------    ------------    ------------
Total Assets                           33,823,437     136,778,210     197,998,496      78,919,656     310,170,864
                                     ------------    ------------    ------------    ------------    ------------
Liabilities
Payables:
Investment securities
purchased                                  61,700       1,968,873       1,467,645              --      11,785,872
Shares redeemed                            27,879         154,330         226,653         111,724         391,429
Forward currency contracts
(Note 4)                                       --              --              --              --             118
Accrued advisory fees                      20,766          85,661         127,293          49,104         251,813
Accrued expenses                           26,192          32,561          58,825          40,594          81,903
                                     ------------    ------------    ------------    ------------    ------------
Total Liabilities                         136,537       2,241,425       1,880,416         201,422      12,511,135
                                     ------------    ------------    ------------    ------------    ------------
Net Assets                            $33,686,900    $134,536,785    $196,118,080     $78,718,234    $297,659,729
                                     ============    ============    ============    ============    ============
Net Assets Consist of:
Capital paid in                       $43,512,734    $136,196,858    $235,283,197     $93,700,208    $294,312,183
Undistributed net investment
income (loss)                             (77,258)        (51,377)     (1,139,278)        (91,646)       (800,042)
Accumulated net realized loss
on investments
and foreign currency
transactions                           (2,575,104)     (5,030,623)    (18,212,574)    (15,189,472)     (5,907,384)
Net unrealized appreciation
(depreciation)
in value of investments
and foreign
currency transactions                  (7,173,472)      3,421,927     (19,813,265)        299,144      10,054,972
                                     ------------    ------------    ------------    ------------    ------------
Total                                 $33,686,900    $134,536,785    $196,118,080     $78,718,234    $297,659,729
                                     ============    ============    ============    ============    ============
Net Assets:
Class A                               $27,338,731    $111,717,366    $174,002,572     $63,871,655    $276,479,590
Class B                               $ 6,348,169    $ 22,819,419    $ 22,115,508     $14,846,579    $ 21,180,139
Shares outstanding (Note 5):
Class A                                 3,777,376       5,484,208      10,634,494       7,113,783      46,440,605
Class B                                   879,555       1,176,215       1,429,948       1,677,289       3,729,820
Net asset value and redemption
price per share - Class A                   $7.24          $20.37          $16.36           $8.98           $5.95
                                     ============    ============    ============    ============    ============
Maximum offering price
per share - Class A
(Net asset value/.9375)*                    $7.72          $21.73          $17.45           $9.58           $6.35
                                     ============    ============    ============    ============    ============
Net asset value and offering
price per share -
Class B (Note 5)                            $7.22          $19.40          $15.47           $8.85           $5.68
                                     ============    ============    ============    ============    ============

* On purchases of $25,000 or more, the sales charge is reduced.


See notes to financial statements



Statement of Operations
FIRST INVESTORS
Six Months Ended March 31, 2001

-----------------------------------------------------------------------------------------------
                                          TOTAL        GROWTH &                       UTILITIES
                                         RETURN          INCOME       BLUE CHIP          INCOME
-----------------------------------------------------------------------------------------------
Investment Income
Dividends                             $ 449,921     $ 3,466,709     $ 2,943,387     $ 2,326,390
Interest                              1,977,210       1,960,562       1,972,026         499,020
                                   ------------    ------------    ------------    ------------
Total Income                          2,427,131       5,427,271       4,915,413       2,825,410
                                   ------------    ------------    ------------    ------------
Expenses (Notes 1 and 3):
Advisory fees                           676,864       2,054,984       2,715,530         780,350
Distribution plan expenses -
Class A                                 178,695         691,396         851,416         266,173
Distribution plan expenses -
Class B                                  81,340         502,768         487,355         153,808
Shareholder servicing costs             145,608         625,333         722,865         230,098
Professional fees                         9,295          38,179          40,197          18,357
Custodian fees and expenses              12,486          29,598          32,314          12,092
Reports and notices to
shareholders                              3,829          11,144          19,697           6,355
Other expenses                           13,815          21,979          38,731          15,799
                                   ------------    ------------    ------------    ------------
Total expenses                        1,121,932       3,975,381       4,908,105       1,483,032
Less: Expenses waived or
assumed                                (169,215)             --        (249,315)             --
Custodian fees paid
indirectly                               (8,098)        (13,490)         (6,883)        (12,057)
                                   ------------    ------------    ------------    ------------
Net expenses                            944,619       3,961,891       4,651,907       1,470,975
                                   ------------    ------------    ------------    ------------
Net investment income (loss)          1,482,512       1,465,380         263,506       1,354,435
                                   ------------    ------------    ------------    ------------
Realized and Unrealized Gain
(Loss) on  Investments
and Foreign Currency
Transactions (Note 2):

Net realized gain (loss)
on investments
and foreign currency
transactions                             99,393      (9,291,426)    (14,279,644)    (11,015,736)
Net unrealized depreciation
of investments
and foreign currency
transactions                        (16,615,091)    (85,379,514)   (129,429,075)    (17,816,962)
                                   ------------    ------------    ------------    ------------
Net loss on investments
and foreign
currency transactions               (16,515,698)    (94,670,940)   (143,708,719)    (28,832,698)
                                   ------------    ------------    ------------    ------------
Net Decrease in Net Assets
Resulting from Operations          $(15,033,186)   $(93,205,560)  $(143,445,213)   $(27,478,263)
                                   ============    ============    ============    ============

 +  Net of $124,729 foreign taxes withheld.

++  From October 25, 2000 (commencement of operations) to March 31, 2001


See notes to financial statements



Statement of Operations
FIRST INVESTORS
Six Months Ended March 31, 2001

--------------------------------------------------------------------------------------------------------------
                                       ALL-CAP         MID-CAP         SPECIAL        FOCUSED
                                      GROWTH++     OPPORTUNITY      SITUATIONS         EQUITY           GLOBAL
--------------------------------------------------------------------------------------------------------------
Investment Income
Dividends                             $ 57,640       $ 507,252       $ 190,570       $ 316,124     $ 1,475,396+
Interest                                90,929         521,102         610,514         316,431         702,594
                                  ------------    ------------    ------------    ------------    ------------
Total Income                           148,569       1,028,354         801,084         632,555       2,177,990
                                  ------------    ------------    ------------    ------------    ------------
Expenses (Notes 1 and 3):
Advisory fees                           91,181         707,761       1,202,897         318,555       1,694,113
Distribution plan expenses -
Class A                                 29,621         176,935         340,084         103,384         477,242
Distribution plan expenses -
Class B                                 21,931         118,299         141,623          80,555         119,357
Shareholder servicing costs            121,473         228,625         428,737         184,321         440,225
Professional fees                       63,884           9,760          19,350          19,001          57,500
Custodian fees and expenses              1,210          12,530          22,110           4,288         155,164
Reports and notices to
shareholders                             8,310           8,163          12,268          10,053          10,505
Other expenses                           3,287           5,841          26,522           8,332          23,926
                                  ------------    ------------    ------------    ------------    ------------
Total expenses                         340,897       1,267,914       2,193,591         728,489       2,978,032
Less: Expenses waived or
assumed                               (113,887)       (176,940)       (248,891)             --             --
Custodian fees paid
indirectly                              (1,183)        (11,243)         (4,338)         (4,288)            --
                                  ------------    ------------    ------------    ------------    ------------
Net expenses                           225,827       1,079,731       1,940,362         724,201       2,978,032
                                  ------------    ------------    ------------    ------------    ------------
Net investment income (loss)           (77,258)        (51,377)     (1,139,278)        (91,646)       (800,042)
                                  ------------    ------------    ------------    ------------    ------------
Realized and Unrealized Gain
(Loss) on  Investments
and Foreign Currency
Transactions (Note 2):

Net realized gain (loss)
on investments
and foreign currency
transactions                        (2,575,104)     (5,030,350)    (17,074,916)     (5,066,088)     (4,932,328)
Net unrealized depreciation
of investments
and foreign currency
transactions                        (7,173,472)    (25,624,984)   (101,896,816)     (7,243,934)    (64,268,018)
                                  ------------    ------------    ------------    ------------    ------------
Net loss on investments
and foreign
currency transactions               (9,748,576)    (30,655,334)   (118,971,732)    (12,310,022)    (69,200,346)
                                  ------------    ------------    ------------    ------------    ------------
Net Decrease in Net Assets
Resulting from Operations          $(9,825,834)   $(30,706,711)  $(120,111,010)   $(12,401,668)   $(70,000,388)
                                  ============    ============    ============    ============    ============

 +  Net of $124,729 foreign taxes withheld.

++  From October 25, 2000 (commencement of operations) to March 31, 2001


See notes to financial statements



Statement of Changes in Net Assets
FIRST INVESTORS

-----------------------------------------------------------------------------------------------
                                                   TOTAL RETURN                 GROWTH & INCOME
                                   ----------------------------    ----------------------------
                                     10/1/00 to      10/1/99 to      10/1/00 to      10/1/99 to
                                        3/31/01         9/30/00         3/31/01         9/30/00
-----------------------------------------------------------------------------------------------
Increase (Decrease) in
Net Assets From Operations
Net investment income (loss)       $  1,482,512    $  2,408,482    $  1,465,380    $   (385,310)
Net realized gain (loss) on
investments                              99,393       9,484,865      (9,291,426)     58,782,844
Net unrealized appreciation
(depreciation)
of investments                      (16,615,091)      7,620,689     (85,379,514)     39,432,427
                                   ------------    ------------    ------------    ------------
Net increase (decrease)
in net assets resulting
from operations                     (15,033,186)     19,514,036     (93,205,560)     97,829,961
                                   ------------    ------------    ------------    ------------
Distributions to Shareholders
Net investment income - Class A      (1,264,601)     (1,850,597)             --        (224,009)
Net investment income - Class B        (117,500)       (137,790)             --              --
Net realized gains - Class A         (8,018,286)     (2,610,266)    (44,372,236)    (38,908,483)
Net realized gains - Class B         (1,103,019)       (279,235)     (9,942,574)     (8,142,287)
                                   ------------    ------------    ------------    ------------
Total distributions                 (10,503,406)     (4,877,888)    (54,314,810)    (47,274,779)
                                   ------------    ------------    ------------    ------------
Share Transactions*
Class A:
Proceeds from shares sold            16,974,213      23,930,183      39,141,672      92,133,391
Value of shares issued for
acquisition**                                --              --              --              --
Reinvestment of distributions         9,198,160       4,426,167      43,811,016      38,682,692
Cost of shares redeemed              (6,958,406)    (13,427,213)    (29,810,281)    (57,061,761)
                                   ------------    ------------    ------------    ------------
                                     19,213,967      14,929,137      53,142,407      73,754,322
                                   ------------    ------------    ------------    ------------
Class B:
Proceeds from shares sold             3,570,080       6,102,438       8,194,217      26,306,562
Reinvestment of distributions         1,214,987         415,143       9,903,428       8,111,584
Cost of shares redeemed                (920,542)     (1,326,603)     (6,019,906)    (12,213,882)
                                   ------------    ------------    ------------    ------------
                                      3,864,525       5,190,978      12,077,739      22,204,264
                                   ------------    ------------    ------------    ------------
Net increase from share
transactions                         23,078,492      20,120,115      65,220,146      95,958,586
                                   ------------    ------------    ------------    ------------
Net increase (decrease) in
net assets                           (2,458,100)     34,756,263     (82,300,224)    146,513,768

Net Assets
Beginning of period                 136,313,541     101,557,278     601,522,207     455,008,439
                                   ------------    ------------    ------------    ------------
End of period+                     $133,855,441    $136,313,541    $519,221,983    $601,522,207
                                   ============    ============    ============    ============

+Includes undistributed net
investment income of               $  1,202,375    $  1,101,964    $  1,465,380    $         --
                                   ============    ============    ============    ============

*Shares Issued and Redeemed
Class A:
Sold                                  1,175,550       1,520,668       2,766,059       5,667,944
Issued for acquisition**                     --              --              --              --
Issued for distributions
reinvested                              615,683         298,094       2,956,209       2,696,717
Redeemed                               (481,839)       (852,226)     (2,116,258)     (3,504,822)
                                   ------------    ------------    ------------    ------------
Net increase in Class A
shares outstanding                    1,309,394         966,536       3,606,010       4,859,839
                                   ============    ============    ============    ============
Class B:
Sold                                    252,680         391,494         600,936       1,661,244
Issued for distributions
reinvested                               82,509          28,466         688,695         577,337
Redeemed                                (64,704)        (85,276)       (452,974)       (764,732)
                                   ------------    ------------    ------------    ------------
Net increase in Class B
shares outstanding                      270,485         334,684         836,657       1,473,849
                                   ============    ============    ============    ============

**  See Note 7


See notes to financial statements



Statement of Changes in Net Assets
FIRST INVESTORS

--------------------------------------------------------------------------------------------------
                                                         BLUE CHIP                UTILITIES INCOME
                                      ----------------------------    ----------------------------
                                        10/1/00 to      10/1/99 to      10/1/00 to      10/1/99 to
                                           3/31/01         9/30/00         3/31/01         9/30/00
--------------------------------------------------------------------------------------------------
Increase (Decrease) in
Net Assets From Operations
Net investment income (loss)          $    263,506    $ (2,723,743)   $  1,354,435    $  2,987,172
Net realized gain (loss) on
investments                            (14,279,644)     79,889,248     (11,015,736)     14,594,336
Net unrealized appreciation
(depreciation)
of investments                        (129,429,075)     39,036,359     (17,816,962)     11,421,000
                                      ------------    ------------    ------------    ------------
Net increase (decrease)
in net assets resulting
from operations                       (143,445,213)    116,201,864     (27,478,263)     29,002,508
                                      ------------    ------------    ------------    ------------
Distributions to Shareholders
Net investment income - Class A                 --              --      (1,417,184)     (2,518,375)
Net investment income - Class B                 --              --        (131,597)       (217,772)
Net realized gains - Class A           (65,648,849)    (28,734,713)    (12,420,828)    (10,974,670)
Net realized gains - Class B           (11,580,088)     (4,387,011)     (2,171,171)     (1,596,987)
                                      ------------    ------------    ------------    ------------
Total distributions                    (77,228,937)    (33,121,724)    (16,140,780)    (15,307,804)
                                      ------------    ------------    ------------    ------------
Share Transactions*
Class A:
Proceeds from shares sold               48,425,184     105,680,659      16,330,524      38,238,312
Value of shares issued for
acquisition**                                   --       5,461,057              --              --
Reinvestment of distributions           64,633,974      28,306,844      13,518,793      13,177,398
Cost of shares redeemed                (36,459,620)    (68,401,598)    (11,073,997)    (20,994,959)
                                      ------------    ------------    ------------    ------------
                                        76,599,538      71,046,962      18,775,320      30,420,751
                                      ------------    ------------    ------------    ------------
Class B:
Proceeds from shares sold               10,668,672      30,352,212       3,934,208      10,823,942
Reinvestment of distributions           11,502,430       4,357,087       2,291,654       1,802,846
Cost of shares redeemed                 (5,932,241)    (10,048,055)     (1,948,541)     (2,839,316)
                                      ------------    ------------    ------------    ------------
                                        16,238,861      24,661,244       4,277,321       9,787,472
                                      ------------    ------------    ------------    ------------
Net increase from share
transactions                            92,838,399      95,708,206      23,052,641      40,208,223
                                      ------------    ------------    ------------    ------------
Net increase (decrease) in
net assets                            (127,835,751)    178,788,346     (20,566,402)     53,902,927

Net Assets
Beginning of period                    719,947,296     541,158,950     219,598,529     165,695,602
                                      ------------    ------------    ------------    ------------
End of period+                        $592,111,545    $719,947,296    $199,032,127    $219,598,529
                                      ============    ============    ============    ============

+Includes undistributed net
investment income of                  $    263,506    $         --    $    826,860    $  1,021,206
                                      ============    ============    ============    ============

*Shares Issued and Redeemed
Class A:
Sold                                     1,884,952       3,441,083       2,172,642       4,451,032
Issued for acquisition**                        --         175,328              --              --
Issued for distributions
reinvested                               2,392,079       1,046,077       1,716,347       1,653,404
Redeemed                                (1,429,010)     (2,229,628)     (1,485,671)     (2,454,782)
                                      ------------    ------------    ------------    ------------
Net increase in Class A
shares outstanding                       2,848,021       2,432,860       2,403,318       3,649,654
                                      ============    ============    ============    ============
Class B:
Sold                                       432,551       1,011,970         532,450       1,271,775
Issued for distributions
reinvested                                 439,864         164,605         295,542         230,286
Redeemed                                  (245,543)       (334,235)       (266,432)       (334,952)
                                      ------------    ------------    ------------    ------------
Net increase in Class B
shares outstanding                         626,872         842,340         561,560       1,167,109
                                      ============    ============    ============    ============

**  See Note 7


See notes to financial statements



Statement of Changes in Net Assets
FIRST INVESTORS

-------------------------------------------------------------------------------
                                        ALL-CAP
                                         GROWTH             MID-CAP OPPORTUNITY
                                   ------------    ----------------------------
                                     10/25/00**      10/1/00 to      10/1/99 to
                                     to 3/31/01         3/31/01         9/30/00
-------------------------------------------------------------------------------
Increase (Decrease) in
Net Assets From Operations
Net investment loss                $    (77,258)   $    (51,377)   $   (634,428)
Net realized gain (loss) on
investments                          (2,575,104)     (5,030,350)      9,859,101
Net unrealized appreciation
(depreciation) of
investments                          (7,173,472)    (25,624,984)     19,748,419
                                   ------------    ------------    ------------
Net increase (decrease) in
net assets resulting from
operations                           (9,825,834)    (30,706,711)     28,973,092
                                   ------------    ------------    ------------
Distributions to Shareholders
Net investment income - Class A              --              --              --
Net investment income - Class B              --              --              --
Net realized gains - Class A                 --      (6,034,580)     (5,540,009)
Net realized gains - Class B                 --      (1,260,127)       (857,520)
                                   ------------    ------------    ------------
Total distributions                          --      (7,294,707)     (6,397,529)
                                   ------------    ------------    ------------
Share Transactions *
Class A:
Proceeds from shares sold            36,041,211      22,663,840      54,175,588
Reinvestment of distributions                --       5,941,572       5,447,314
Cost of shares redeemed                (689,801)     (5,805,812)     (8,135,974)
                                   ------------    ------------    ------------
                                     35,351,410      22,799,600      51,486,928
                                   ------------    ------------    ------------
Class B:
Proceeds from shares sold             8,291,484       5,244,010      13,466,046
Reinvestment of distributions                --       1,259,297         857,486
Cost of shares redeemed                (130,160)       (951,261)     (1,218,418)
                                   ------------    ------------    ------------
                                      8,161,324       5,552,046      13,105,114
                                   ------------    ------------    ------------
Net increase (decrease) from
share transactions                   43,512,734      28,351,646      64,592,042
                                   ------------    ------------    ------------
Net increase (decrease) in
net assets                           33,686,900      (9,649,772)     87,167,605

Net Assets
Beginning of period                          --     144,186,557      57,018,952
                                   ------------    ------------    ------------
End of period+                      $33,686,900    $134,536,785    $144,186,557
                                   ============    ============    ============

+Includes accumulated net
investment loss of                  $   (77,258)   $    (51,377)   $         --
                                   ============    ============    ============

*Shares Issued and Redeemed
Class A:
Sold                                  3,860,249         978,628       2,219,012
Issued for distributions
reinvested                                   --         241,724         274,701
Redeemed                                (82,873)       (252,918)       (336,390)
                                   ------------    ------------    ------------
Net increase (decrease) in
Class A shares outstanding            3,777,376         967,434       2,157,323
                                   ============    ============    ============
Class B:
Sold                                    895,205         236,707         572,283
Issued for distributions
reinvested                                   --          53,633          44,848
Redeemed                                (15,650)        (43,993)        (52,235)
                                   ------------    ------------    ------------
Net increase (decrease) in
Class B shares outstanding              879,555         246,347         564,896
                                   ============    ============    ============

**  Commencement of operations


See notes to financial statements



Statement of Changes in Net Assets
FIRST INVESTORS

------------------------------------------------------------------------------------------------
                                            SPECIAL SITUATIONS                    FOCUSED EQUITY
                                    ----------------------------    ----------------------------
                                      10/1/00 to      10/1/99 to      10/1/00 to      10/1/99 to
                                         3/31/01         9/30/00         3/31/01         9/30/00
------------------------------------------------------------------------------------------------
Increase (Decrease) in
Net Assets From Operations
Net investment loss                 $ (1,139,278)   $ (1,951,133)   $    (91,646)   $   (834,488)
Net realized gain (loss) on
investments                          (17,074,916)     48,854,825      (5,066,088)     (9,857,538)
Net unrealized appreciation
(depreciation) of
investments                         (101,896,816)     42,169,390      (7,243,934)      5,063,573
                                    ------------    ------------    ------------    ------------
Net increase (decrease) in
net assets resulting from
operations                          (120,111,010)     89,073,082     (12,401,668)     (5,628,453)
                                    ------------    ------------    ------------    ------------
Distributions to Shareholders
Net investment income - Class A               --              --              --              --
Net investment income - Class B               --              --              --              --
Net realized gains - Class A         (42,497,409)     (9,565,666)             --              --
Net realized gains - Class B          (5,506,752)     (1,053,619)             --              --
                                    ------------    ------------    ------------    ------------
Total distributions                  (48,004,161)    (10,619,285)             --              --
                                    ------------    ------------    ------------    ------------
Share Transactions *
Class A:
Proceeds from shares sold             17,965,425      40,481,697       5,221,233      30,990,117
Reinvestment of distributions         41,156,220       9,200,880              --              --
Cost of shares redeemed              (11,769,762)    (30,578,125)     (6,448,740)    (10,595,975)
                                    ------------    ------------    ------------    ------------
                                      47,351,883      19,104,452      (1,227,507)     20,394,142
                                    ------------    ------------    ------------    ------------
Class B:
Proceeds from shares sold              3,147,244       8,402,061       1,005,847       8,226,155
Reinvestment of distributions          5,482,439       1,051,189              --              --
Cost of shares redeemed               (1,369,760)     (3,018,874)     (1,424,070)     (3,539,700)
                                    ------------    ------------    ------------    ------------
                                       7,259,923       6,434,376        (418,223)      4,686,455
                                    ------------    ------------    ------------    ------------
Net increase (decrease) from
share transactions                    54,611,806      25,538,828      (1,645,730)     25,080,597
                                    ------------    ------------    ------------    ------------
Net increase (decrease) in
net assets                          (113,503,365)    103,992,625     (14,047,398)     19,452,144

Net Assets
Beginning of period                  309,621,445     205,628,820      92,765,632      73,313,488
                                    ------------    ------------    ------------    ------------
End of period+                      $196,118,080    $309,621,445    $ 78,718,234    $ 92,765,632
                                    ============    ============    ============    ============

+Includes accumulated net
investment loss of                  $ (1,139,278)   $         --    $    (91,646)   $         --
                                    ============    ============    ============    ============

*Shares Issued and Redeemed
Class A:
Sold                                     825,501       1,409,813         543,164       2,746,919
Issued for distributions
reinvested                             1,677,791         397,446              --              --
Redeemed                                (536,156)     (1,084,025)       (667,851)       (947,341)
                                    ------------    ------------    ------------    ------------
Net increase (decrease) in
Class A shares outstanding             1,967,136         723,234        (124,687)      1,799,578
                                    ============    ============    ============    ============
Class B:
Sold                                     148,798         304,498         106,122         733,241
Issued for distributions
reinvested                               235,804          47,139              --              --
Redeemed                                 (65,538)       (111,884)       (149,732)       (316,332)
                                    ------------    ------------    ------------    ------------
Net increase (decrease) in
Class B shares outstanding               319,064         239,753         (43,610)        416,909
                                    ============    ============    ============    ============

**  Commencement of operations


See notes to financial statements



Statement of Changes in Net Assets
FIRST INVESTORS

---------------------------------------------------------------
                                                         GLOBAL
                                   ----------------------------
                                     10/1/00 to      10/1/99 to
                                        3/31/01         9/30/00
---------------------------------------------------------------
Increase (Decrease) in
Net Assets From Operations
Net investment loss                $   (800,042)   $ (1,155,806)
Net realized gain (loss)
on investments and
foreign currency transactions        (4,932,328)     37,837,781
Net unrealized appreciation
(depreciation) of
investments and foreign
currency transactions               (64,268,018)      2,079,860
                                   ------------    ------------
Net increase (decrease) in
net assets resulting
from operations                     (70,000,388)     38,761,835
                                   ------------    ------------
Distributions to Shareholders
Net investment income - Class A              --              --
Net investment income - Class B              --              --
Net realized gains - Class A        (32,543,211)    (34,617,824)
Net realized gains - Class B         (2,517,113)     (2,037,163)
                                   ------------    ------------
Total distributions                 (35,060,324)    (36,654,987)
                                   ------------    ------------
Share Transactions *
Class A:
Proceeds from shares sold            11,475,595      40,079,950
Reinvestment of distributions        31,972,601      33,970,568
Cost of shares redeemed             (19,880,282)    (42,495,117)
                                   ------------    ------------
                                     23,567,914      31,555,401
                                   ------------    ------------
Class B:
Proceeds from shares sold             2,064,339       8,417,257
Reinvestment of distributions         2,509,030       2,024,307
Cost of shares redeemed              (1,591,953)     (2,239,228)
                                   ------------    ------------
                                      2,981,416       8,202,336
                                   ------------    ------------
Net increase from share
transactions                         26,549,330      39,757,737
                                   ------------    ------------
Net increase (decrease) in
net assets                          (78,511,382)     41,864,585

Net Assets
Beginning of period                 376,171,111     334,306,526
                                   ------------    ------------
End of period+                     $297,659,729    $376,171,111
                                   ============    ============

+Includes accumulated net
investment loss of                 $   (800,042)   $         --
                                   ============    ============

+Shares Issued and Redeemed
Class A:
Sold                                  1,670,302       4,732,039
Issued for distributions
reinvested                            4,496,850       4,481,605
Redeemed                             (2,924,201)     (5,040,204)
                                   ------------    ------------
Net increase in Class A
shares outstanding                    3,242,951       4,173,440
                                   ============    ============
Class B:
Sold                                    313,871       1,028,013
Issued for distributions
reinvested                              368,975         276,167
Redeemed                               (248,282)       (274,771)
                                   ------------    ------------
Net increase in Class B
shares outstanding                      434,564       1,029,409
                                   ============    ============


See notes to financial statements



This page intentionally left blank.



Notes to Financial Statements

1. Significant Accounting Policies--First Investors Total Return Fund, First Investors Blue Chip Fund and First Investors Special Situations Fund, each a series of First Investors Series Fund ("Series Fund"), a Massachusetts business trust; First Investors Growth & Income Fund, First Investors Utilities Income Fund, First Investors All-Cap Growth Fund, First Investors Mid-Cap Opportunity Fund and First Investors Focused Equity Fund, each a series of First Investors Series Fund II, Inc. ("Series Fund II"), a Maryland corporation; and First Investors Global Fund, Inc. ("Global
Fund"), a Maryland corporation, are registered under the Investment Company Act of 1940 (the "1940 Act") as diversified, open-end management investment companies, with the exception of First Investors Focused Equity Fund, which is registered as a non-diversified series of an investment company. Each fund accounts separately for the assets, liabilities, and operations of the fund. Series Fund offers two additional series which are not included in this report. The objective of each Fund is as follows:

Total Return Fund seeks high, long-term total investment return consistent with moderate investment risk.

Growth & Income Fund seeks long-term growth of capital and current income.

Blue Chip Fund seeks high total investment return consistent with the preservation of capital.

Utilities Income Fund primarily seeks high current income and secondarily long-term capital appreciation.

All-Cap Growth Fund seeks long-term growth of capital.

Mid-Cap Opportunity Fund seeks long-term capital growth.

Special Situations Fund seeks long-term growth of capital.

Focused Equity Fund seeks capital appreciation.

Global Fund primarily seeks long-term capital growth and secondarily to earn a reasonable level of current income.

A. Security Valuation--Except as provided below, a security listed or traded on an exchange or the Nasdaq Stock Market is valued at its last sale price on the exchange or market where the security is principally traded, and lacking any sales, the security is valued at the mean between the closing bid and asked prices. Securities traded in the over-the-counter ("OTC") market (including securities listed on exchanges whose primary market is believed to be OTC) are valued at the mean between the last bid and asked prices based upon quotes furnished by a market maker for such securities. Securities may also be priced by a pricing service. The pricing service uses quotations obtained from investment dealers or brokers, information with respect to market transactions in comparable securities and other available information in determining value. Short-term debt securities that mature in 60 days or less are valued at amortized cost. Securities for which market quotations are not readily available and other assets are valued on a consistent basis at fair value as determined in good faith by or under the supervision of the particular Fund's officers in a manner specifically authorized by the Boards of Directors/Trustees. For valuation purposes, where applicable, quotations of foreign securities in foreign currency are translated to U.S. dollar equivalents using the foreign exchange quotation in effect.

B. Federal Income Taxes--No provision has been made for federal income taxes on net income or capital gains since it is the policy of each Fund to continue to comply with the special provisions of the Internal Revenue Code applicable to investment companies and to make sufficient distributions of income and capital gains (in excess of any available capital loss carryovers) to relieve it from all, or substantially all, such taxes.

C. Distributions to Shareholders--Dividends from net investment income, if any, of Total Return Fund, Growth & Income Fund, Blue Chip Fund and Utilities Income Fund are declared and paid quarterly. Dividends from net investment income, if any, of All-Cap Growth Fund, Mid-Cap Opportunity Fund, Special Situations Fund, Focused Equity Fund and Global Fund are declared and paid annually. Distributions from net realized capital gains, if any, are normally declared and paid annually. Income dividends and capital gain distributions are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences are primarily due to differing treatments for capital loss carryforwards, deferral of wash sales, post-October capital losses, net operating losses and foreign currency transactions.

D. Expense Allocation--Expenses directly charged or attributable to a Fund are paid from the assets of that Fund. General expenses of Series Fund and Series Fund II are allocated among and charged to the assets of each Fund in the Series on a fair and equitable basis, which may be based on the relative assets of each Fund or the nature of the services performed and relative applicability to each Fund.

E. Repurchase Agreements--Securities pledged as collateral for repurchase agreements entered into by the All-Cap Growth Fund and Global Fund are held by the Funds' custodian until maturity of the repurchase agreement. The agreements provide that All-Cap Growth Fund and Global Fund will receive, as collateral, securities with a market value which will at all times be at least equal to 100% of the amount invested by All-Cap Growth Fund and Global Fund.



Notes to Financial Statements (continued)

F. Use of Estimates--The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenue and expense during the reporting period. Actual results could differ from those estimates.

G. Foreign Currency Translations--The accounting records of Global Fund are maintained in U.S. dollars. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated to U.S. dollars at the date of valuation. Purchases and sales of investment securities, dividend income and certain expenses are translated to U.S. dollars at the rates of exchange prevailing on the respective dates of such transactions.

Global Fund does not isolate that portion of gains and losses on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices of the investments. Such fluctuations are included with the net realized and unrealized gains and losses from investments.

Net realized and unrealized gains and losses on foreign currency transactions includes gains and losses from the sales of foreign currency and gains and losses on accrued foreign dividends and related withholding taxes.

H. Other--Security transactions are accounted for on the date the securities are purchased or sold. Cost is determined, and gains and losses are based, on the identified cost basis for both financial statement and federal income tax purposes. Dividend income is recorded on the ex-dividend date. Interest income and estimated expenses are accrued daily. Bond discounts are accreted using the interest method. In order to comply with new accounting standards mandated by the latest AICPA Accounting and Auditing Guide for Audits of Investment Companies (dated 12/01/00), both premiums and discounts on debt securities will be amortized using the interest method for the next fiscal year beginning October 1, 2001. The effect of initially applying changes required by the Guide will have no effect on the net assets of the funds. For the six months ended March 31, 2001, the Bank of New York, custodian for the Series Fund and Series Fund II, has provided total credits in the amount of $61,580 against custodian charges based on the uninvested cash balances of these Funds.

2. Security Transactions--For the six months ended March 31, 2001, purchases and sales of securities and long-term U.S. Government obligations
(excluding U.S. Treasury bills, repurchase agreements, short-term securities and foreign currencies) were as follows:



                                                                          Long-Term U.S.
                                              Securities          Government Obligations
                            ----------------------------    ----------------------------
                                 Cost of        Proceeds         Cost of        Proceeds
Fund                           Purchases      from Sales       Purchases      from Sales
--------------------        ------------    ------------    ------------    ------------
Total Return                $105,554,901    $ 94,621,226     $18,421,016     $13,689,528
Growth & Income              405,970,005     411,646,383              --              --
Blue Chip                    452,639,392     425,925,592              --              --
Utilities Income              60,707,476      61,471,091              --              --
All-Cap Growth                53,321,204      12,590,716              --              --
Mid-Cap Opportunity          115,570,559      96,210,771              --              --
Special Situations           272,485,932     237,252,676              --              --
Focused Equity                76,969,672      79,493,077              --              --
Global                       217,817,636     235,506,471              --              --


At March 31, 2001, aggregate cost and net unrealized appreciation
(depreciation) of securities for federal income tax purposes were as follows:

                                                                                     Net
                                                   Gross           Gross      Unrealized
                               Aggregate      Unrealized      Unrealized    Appreciation
Fund                                Cost    Appreciation    Depreciation   (Depreciation)
--------------------        ------------    ------------    ------------    ------------
Total Return                $130,458,045     $ 8,332,987     $ 6,134,909     $ 2,198,078
Growth & Income              467,410,148      80,536,869      29,699,768      50,837,101
Blue Chip                    525,744,419      94,835,265      28,065,127      66,770,138
Utilities Income             178,413,760      39,125,427      19,114,389      20,011,038
All-Cap Growth                40,305,385       1,017,702       8,191,174      (7,173,472)
Mid-Cap Opportunity          129,839,401      18,303,372      14,881,445       3,421,927
Special Situations           214,768,012      26,224,272      47,120,986     (20,896,714)
Focused Equity                78,905,139       4,439,966       4,957,142        (517,176)
Global                       295,344,626      44,778,597      35,604,797       9,173,800


3. Advisory Fee and Other Transactions With Affiliates--Certain officers and directors/trustees of the Funds are officers and directors of its investment adviser, First Investors Management Company, Inc. ("FIMCO"), its underwriter, First Investors Corporation ("FIC"), its transfer agent, Administrative Data Management Corp. ("ADM") and/or First Investors Federal Savings Bank ("FIFSB"), custodian of the Funds' Individual Retirement Accounts. Directors/trustees of the Funds who are not "interested persons" of the Funds as defined in the 1940 Act are remunerated by the Funds. For the six months ended March 31, 2001, total directors/trustees fees accrued by the Funds amounted to $44,300.



Notes to Financial Statements (continued)

The Investment Advisory Agreements provide as compensation to FIMCO, an annual fee, payable monthly, at the following rates:

Total Return, Blue Chip, Mid-Cap Opportunity and Special Situations Funds--1% on the first $200 million of each Fund's average daily net assets,
 .75% on the next $300 million, declining by .03% on each $250 million thereafter, down to .66% on average daily net assets over $1 billion. FIMCO has waived 25% of the 1% annual fee on the first $200 million of each Fund's average daily net assets for the six months ended March 31, 2001.

Growth & Income, Utilities Income, All-Cap Growth and Focused Equity Funds--.75% on the first $300 million of each Fund's average daily net assets, .72% on the next $200 million, .69% on the next $250 million and
 .66% on average daily net assets over $750 million.

FIMCO, pursuant to an expense limitation agreement, has agreed to reimburse the All-Cap Growth Fund for organizational expenses and expenses incurred during the fiscal year ending September 30, 2001, to the extent necessary to limit the All-Cap Growth Fund's total expenses to 1.75% of the average daily net assets on the Class A shares and 2.45% of the average daily net assets on the Class B shares. FIMCO and the All-Cap Growth Fund have agreed that any expenses of the All-Cap Growth Fund reimbursed by FIMCO pursuant to this agreement shall be repaid to FIMCO by the All-Cap Growth Fund in the first, second, or third (or all) fiscal years following the year ending September 30, 2001, if the total expenses of the All-Cap Growth Fund for such year or years do not exceed 1.75% of the average daily net assets on Class A shares and 2.45% on the average daily net assets of Class B shares or any lower expense limitations to which FIMCO may otherwise agree. At March 31, 2001, the total organizational expenses and expenses incurred in excess of the above stated limitations was $113,887. This amount is subject to recapture by FIMCO from the All-Cap Growth Fund based on the parameters discussed above.

Global Fund--1% on the first $250 million of the Fund's average daily net assets, declining by .03% on each $250 million thereafter, down to .91% on average daily net assets over $750 million.

For the six months ended March 31, 2001, total advisory fees accrued to FIMCO by the Funds were $10,242,235 of which $844,361 was waived.

For the six months ended March 31, 2001, FIC, as underwriter, received $8,388,335 in commissions from the sale of shares of the Funds, after allowing $17,208 to other dealers. Shareholder servicing costs included $1,986,357 in transfer agent fees accrued to ADM and $734,139 in IRA custodian fees accrued to FIFSB.



Pursuant to Distribution Plans adopted under Rule 12b-1 of the 1940 Act, each Fund is authorized to pay FIC a fee up to .30% of the average daily net assets of the Class A shares and 1% of the average daily net assets of the Class B shares on an annualized basis each fiscal year, payable monthly. The fee consists of a distribution fee and a service fee. The service fee is paid for the ongoing servicing of clients who are shareholders of that Fund. For the six months ended March 31, 2001, total distribution plan fees accrued to FIC by the funds amounted to $4,821,982.

Wellington Management Company, LLP ("Wellington") serves as investment subadviser to All-Cap Growth Fund and Global Fund. Arnhold and S.
Bleichroeder, Inc. serves as investment subadviser to Focused Equity Fund. The subadvisers are paid by FIMCO and not by the Funds.

4. Forward Currency Contracts--A forward currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. When Global Fund purchases or sells foreign securities it customarily enters into a forward currency contract to minimize foreign exchange risk between the trade date and the settlement date of such transactions. The Fund could be exposed to risk if counter parties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably. Global Fund had the following forward currency contracts outstanding at March 31, 2001:

Contracts to Buy                                                     Unrealized
Foreign Currency                In Exchange for  Settlement Date     Gain (Loss)
------------------------------  ---------------  ---------------  -------------
     85,965  British Pounds        US$  123,309           4/2/01     US$ (1,092)
 78,972,104  Japanese Yen               641,580           4/3/01        (11,417)
    269,181  Euro                       235,776           4/4/01          2,181
                                   ------------                   -------------
                                     $1,000,665                         (10,328)
                                   ============                   =============

Contracts to Sell                                                    Unrealized
Foreign Currency                In Exchange for  Settlement Date     Gain (Loss)
------------------------------  ---------------  ---------------  -------------
  1,900,695  Euro                  US$1,685,536           4/2/01      US$ 5,322
 33,391,858  Japanese Yen               273,039           4/2/01          6,586
    537,806  Euro                       474,614           4/3/01           (807)
 21,252,442  Japanese Yen               169,553           4/4/01            (32)
  1,023,637  Swedish Krona               98,335           4/4/01           (859)
                                   ------------                   -------------
                                     $2,701,077                          10,210
                                   ============                   -------------
Net Unrealized Loss on Forward Currency Contracts                       $  (118)
                                                                  =============



Notes to Financial Statements (continued)

5. Capital--Each Fund sells two classes of shares, Class A and B, each with a public offering price that reflects different sales charges and expense levels. Class A shares are sold with an initial sales charge of up to 6.25% of the amount invested and together with the Class B shares are subject to distribution plan fees as described in Note 3. Class B shares are sold without an initial sales charge, but are generally subject to a contingent deferred sales charge which declines in steps from 4% to 0% over a six-year period. Class B shares automatically convert into Class A shares after eight years. Realized and unrealized gains or losses, investment income and expenses (other than distribution plan fees and certain other class expenses) are allocated daily to each class of shares based upon the relative proportion of net assets of each class. The Series Fund has established an unlimited number of shares of beneficial interest for both Class A and Class B shares. Of the 100,000,000 shares originally designated to each Fund, Series Fund II has classified 50,000,000 shares as Class A and 50,000,000 shares as Class B for each Fund. Of the 100,000,000 Global Fund shares originally authorized, the Fund has designated 65,000,000 shares as Class A and 35,000,000 shares as Class B.

6. Rule 144A Securities--Under Rule 144A, certain restricted securities are exempt from the registration requirements of the Securities Act of 1933 and may only be sold to qualified institutional investors. At March 31, 2001, Total Return Fund held one 144A security with a value of $789,889 representing .6% of the Fund's net assets and Growth & Income Fund held one 144A security with a value of $762,500 representing .1% of the Fund's net assets. These securities are valued as set forth in Note 1A.

7. Reorganizations--On March 14, 2000, First Investors Blue Chip Fund ("Blue Chip Fund") acquired all of the net assets of the Executive Investors Blue Chip Fund ("Executive Blue Chip Fund") in connection with a tax-free reorganization that was approved by the Executive Blue Chip Fund shareholders. The Blue Chip Fund issued 175,328 Class A shares to the Executive Blue Chip Fund in connection with the reorganization. In return, it received net assets of $5,461,057 from the Executive Blue Chip Fund (which included $2,090,588 in unrealized appreciation). The Blue Chip
Fund's shares were issued at their current net asset value as of the date of reorganization. The aggregate net assets of the Blue Chip Fund Class A shares and Executive Blue Chip Fund immediately before the acquisition were $593,084,824 consisting of Blue Chip Fund $587,623,767 and Executive Blue Chip Fund $5,461,057, respectively.

8. Commencement of Operations--The All-Cap Growth Fund commenced operations on October 25, 2000.



This page intentionally left blank.



Financial Highlights
FIRST INVESTORS

The following table sets forth the per share operating performance data for a share outstanding, total return, ratios to average net assets and other supplemental data for each period indicated.
-----------------------------------------------------------------------------------------------------------------------------
                                                      PER SHARE DATA
                        -----------------------------------------------------------------------------------------------------
                                         Income from Investment Operations       Less Distributions from
                                     -----------------------------------------  ------------------------
                                                              Net
                           Net Asset          Net    Realized and
                              Value,   Investment      Unrealized   Total from          Net          Net
                           Beginning       Income  Gain (Loss) on   Investment   Investment     Realized           Total
                           of Period       (Loss)     Investments   Operations       Income         Gain   Distributions
-----------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN FUND
-----------------
Class A
-------
1996(f)                       $12.97        $ .39           $ .97        $1.36        $ .41        $1.12           $1.53
1997(f)                        12.80          .26            2.04         2.30          .28         1.08            1.36
1998(a)                        13.74          .23             .43          .66          .13           --             .13
1999(d)                        14.27          .29            1.26         1.55          .30         1.18            1.48
2000(d)                        14.34          .31            2.29         2.60          .27          .40             .67
2001(g)                        16.27          .15           (1.74)       (1.59)         .16         1.07            1.23

Class B
-------
1996(f)                        12.92          .32             .94         1.26          .34         1.12            1.46
1997(f)                        12.72          .21            1.97         2.18          .19         1.08            1.27
1998(a)                        13.63          .17             .41          .58          .08           --             .08
1999(d)                        14.13          .21            1.22         1.43          .21         1.18            1.39
2000(d)                        14.17          .21            2.24         2.45          .17          .40             .57
2001(g)                        16.05          .11           (1.73)       (1.62)         .11         1.07            1.18

-----------------------------------------------------------------------------------------------------------------------------
GROWTH & INCOME FUND
--------------------
Class A
-------
1996(c)                        $7.81        $ .10           $1.60        $1.70        $ .12        $  --           $ .12
1997(c)                         9.39          .06            2.36         2.42          .06          .16             .22
1998(b)                        11.59          .05             .97         1.02          .03          .27             .30
1999(d)                        12.31          .04            2.88         2.92          .05           --             .05
2000(d)                        15.18          .01            2.98         2.99          .01         1.55            1.56
2001(g)                        16.61          .04           (2.37)       (2.33)          --         1.49            1.49

Class B
-------
1996(c)                         7.78          .07            1.55         1.62          .07           --             .07
1997(c)                         9.33           --            2.32         2.32          .01          .16             .17
1998(b)                        11.48         (.01)            .94          .93           --          .27             .27
1999(d)                        12.14         (.04)           2.80         2.76           --           --              --
2000(d)                        14.90         (.08)           2.90         2.82           --         1.55            1.55
2001(g)                        16.17          .01           (2.32)       (2.31)          --         1.49            1.49

-----------------------------------------------------------------------------------------------------------------------------



-----------------------------------------------------------------------------------------------------------------------------
                                                                       RATIOS/SUPPLEMENTAL DATA
-----------------------------------     -------------------------------------------------------------------------------------
                                                                                          Ratio to Average Net
                                                                  Ratio to Average Net   Assets Before Expenses
                                                                        Assets++           Waived or Assumed
                                                                  --------------------  -----------------------
                                                                                   Net                      Net
                          Net Asset                                         Investment               Investment  Portfolio
                              Value,     Total        Net Assets                Income                   Income   Turnover
                             End of     Return*    End of Period  Expenses      (Loss)     Expenses      (Loss)       Rate
                             Period        (%)     (in millions)       (%)         (%)          (%)         (%)        (%)
-----------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN FUND
-----------------
Class A
-------
1996(f)                      $12.80      10.62              $ 57      1.53        2.93         1.78        2.68        146
1997(f)                       13.74      18.08                67      1.49        1.94         1.74        1.69        149
1998(a)                       14.27       4.76                73      1.42+       2.15+        1.65+       1.92+       111
1999(d)                       14.34      11.50                92      1.40        2.08         1.63        1.85        127
2000(d)                       16.27      18.67               120      1.33        2.00         1.58        1.75        118
2001(g)                       13.45     (10.46)              117      1.32+       2.26+        1.58+       2.00+        87


Class B
-------
1996(f)                       12.72       9.86                 1      2.32        2.14         2.49        1.97        146
1997(f)                       13.63      17.24                 3      2.19        1.24         2.44         .99        149
1998(a)                       14.13       4.25                 4      2.12+       1.45+        2.35+       1.22+       111
1999(d)                       14.17      10.72                 9      2.10        1.38         2.33        1.15        127
2000(d)                       16.05      17.79                16      2.03        1.30         2.28        1.05        118
2001(g)                       13.25     (10.79)               17      2.02+       1.56+        2.28+       1.30+        87


-----------------------------------------------------------------------------------------------------------------------------
GROWTH & INCOME FUND
--------------------
Class A
-------
1996(c)                      $ 9.39      21.82              $112      1.31        1.20         1.49        1.02         25
1997(c)                       11.59      26.20               194      1.39         .55         1.43         .51         28
1998(b)                       12.31       8.84               258      1.39+        .47+        N/A         N/A          36
1999(d)                       15.18      23.75               378      1.36         .29         N/A         N/A         112
2000(d)                       16.61      21.31               494      1.28         .05         N/A         N/A         142
2001(g)                       12.79     (15.28)              427      1.28+        .64+        N/A         N/A          79


Class B
-------
1996(c)                        9.33      20.92                12      2.03         .48         2.19         .31         25
1997(c)                       11.48      25.23                27      2.09        (.15)        2.13        (.19)        28
1998(b)                       12.14       8.19                43      2.09+       (.23)+       N/A         N/A          36
1999(d)                       14.90      22.77                77      2.06        (.41)        N/A         N/A         112
2000(d)                       16.17      20.49               107      1.98        (.65)        N/A         N/A         142
2001(g)                       12.37     (15.60)               93      1.98+       (.06)+       N/A         N/A          79

-----------------------------------------------------------------------------------------------------------------------------




Financial Highlights (continued)
FIRST INVESTORS

-----------------------------------------------------------------------------------------------------------------------------
                                                      PER SHARE DATA
                        -----------------------------------------------------------------------------------------------------
                                         Income from Investment Operations       Less Distributions from
                                     -----------------------------------------  ------------------------
                                                              Net
                           Net Asset          Net    Realized and
                              Value,   Investment      Unrealized   Total from          Net          Net
                           Beginning       Income  Gain (Loss) on   Investment   Investment     Realized           Total
                           of Period       (Loss)     Investments   Operations       Income         Gain   Distributions
-----------------------------------------------------------------------------------------------------------------------------

BLUE CHIP FUND
--------------
Class A
-------
1996(f)                       $17.22        $ .14           $3.39        $3.53        $ .17        $1.11           $1.28
1997(f)                        19.47          .09            4.98         5.07          .08         1.62            1.70
1998(a)                        22.84          .04            (.39)        (.35)         .03           --             .03
1999(d)                        22.46           --            5.46         5.46          .02          .75             .77
2000(d)                        27.15         (.09)           5.68         5.59           --         1.65            1.65
2001(g)                        31.09          .02           (5.54)       (5.52)          --         3.30            3.30

Class B
-------
1996(f)                        17.16          .06            3.32         3.38          .06         1.11            1.17
1997(f)                        19.37         (.03)           4.91         4.88           --         1.62            1.62
1998(a)                        22.63         (.06)           (.42)        (.48)          --           --              --
1999(d)                        22.15         (.14)           5.35         5.21           --          .75             .75
2000(d)                        26.61         (.25)           5.50         5.25           --         1.65            1.65
2001(g)                        30.21         (.06)          (5.36)       (5.42)          --         3.30            3.30

-----------------------------------------------------------------------------------------------------------------------------
UTILITIES INCOME FUND
---------------------
Class A
-------
1996(c)                       $ 5.90        $ .21           $ .52        $ .73        $ .22        $  --           $ .22
1997(c)                         6.41          .20             .61          .81          .19           --             .19
1998(b)                         7.03          .14             .96         1.10          .14          .37             .51
1999(d)                         7.62          .13             .74          .87          .13          .37             .50
2000(d)                         7.99          .13            1.21         1.34          .13          .60             .73
2001(g)                         8.60          .05           (1.04)        (.99)         .06          .56             .62

Class B
-------
1996(c)                         5.86          .18             .49          .67          .18           --             .18
1997(c)                         6.35          .15             .61          .76          .15           --             .15
1998(b)                         6.96          .10             .94         1.04          .10          .37             .47
1999(d)                         7.53          .08             .72          .80          .08          .37             .45
2000(d)                         7.88          .08            1.18         1.26          .07          .60             .67
2001(g)                         8.47          .03           (1.03)       (1.00)         .03          .56             .59

-----------------------------------------------------------------------------------------------------------------------------
ALL-CAP GROWTH FUND
-------------------
Class A
-------
2001(h)                       $10.00        $(.01)         $(2.75)      $(2.76)       $  --        $  --           $  --

Class B
-------
2001(h)                        10.00         (.03)          (2.75)       (2.78)          --           --              --
-----------------------------------------------------------------------------------------------------------------------------



-----------------------------------------------------------------------------------------------------------------------------
                                                                       RATIOS/SUPPLEMENTAL DATA
-----------------------------------     -------------------------------------------------------------------------------------
                                                                                          Ratio to Average Net
                                                                  Ratio to Average Net   Assets Before Expenses
                                                                        Assets++           Waived or Assumed
                                                                  --------------------  -----------------------
                                                                                   Net                      Net
                          Net Asset                                         Investment               Investment  Portfolio
                              Value,     Total        Net Assets                Income                   Income   Turnover
                             End of     Return*    End of Period  Expenses      (Loss)     Expenses      (Loss)       Rate
                             Period        (%)     (in millions)       (%)         (%)          (%)         (%)        (%)
-----------------------------------------------------------------------------------------------------------------------------

BLUE CHIP FUND
--------------
Class A
-------
1996(f)                       $19.47     20.55              $240      1.44         .78         1.67         .55         45
1997(f)                        22.84     26.05               351      1.39         .40         1.64         .15         63
1998(a)                        22.46     (1.55)              368      1.37+        .23+        1.47+        .13+        71
1999(d)                        27.15     24.88               471      1.32         .01         1.41        (.08)        97
2000(d)                        31.09     21.49               615      1.27        (.31)        1.34        (.38)       125
2001(g)                        22.27    (19.61)              504      1.30+        .18+        1.38+        .10+        71

Class B
-------
1996(f)                        19.37     19.71                17      2.22          --         2.37        (.16)        45
1997(f)                        22.63     25.19                37      2.09        (.30)        2.34        (.55)        63
1998(a)                        22.15     (2.12)               47      2.07+       (.47)+       2.17+       (.57)+       71
1999(d)                        26.61     24.07                70      2.02        (.69)        2.11        (.78)        97
2000(d)                        30.21     20.60               105      1.97       (1.01)        2.04       (1.08)       125
2001(g)                        21.49    (19.88)               88      2.00+       (.52)+       2.08+       (.60)+       71

-----------------------------------------------------------------------------------------------------------------------------
UTILITIES INCOME FUND
---------------------
Class A
-------
1996(c)                       $ 6.41     12.45              $104      1.20        3.49         1.49        3.19         38
1997(c)                         7.03     12.86               102      1.40        2.98         1.48        2.90         60
1998(b)                         7.62     16.05               123      1.43+       2.10+        N/A         N/A          83
1999(d)                         7.99     11.99               145      1.37        1.69         N/A         N/A          65
2000(d)                         8.60     17.58               187      1.31        1.57         N/A         N/A          46
2001(g)                         6.99    (12.22)              169      1.32+       1.40+        N/A         N/A          30

Class B
-------
1996(c)                         6.35     11.61                 8      1.91        2.77         2.28        2.40         38
1997(c)                         6.96     12.08                 9      2.10        2.28         2.18        2.20         60
1998(b)                         7.53     15.38                14      2.13+       1.40+        N/A         N/A          83
1999(d)                         7.88     11.13                21      2.07         .99         N/A         N/A          65
2000(d)                         8.47     16.77                32      2.01         .87         N/A         N/A          46
2001(g)                         6.88    (12.49)               30      2.02+        .70+        N/A         N/A          30

-----------------------------------------------------------------------------------------------------------------------------
ALL-CAP GROWTH FUND
-------------------
Class A
-------
2001(h)                        $7.24    (27.60)              $27      1.75+       (.52)+       2.31+      (1.08)+       47

Class B
-------
2001(h)                         7.22    (27.80)                6      2.45+      (1.22)+       3.01+      (1.78)+       47
-----------------------------------------------------------------------------------------------------------------------------




Financial Highlights (continued)
FIRST INVESTORS

-----------------------------------------------------------------------------------------------------------------------------
                                                      PER SHARE DATA
                        -----------------------------------------------------------------------------------------------------
                                         Income from Investment Operations       Less Distributions from
                                     -----------------------------------------  ------------------------
                                                              Net
                           Net Asset          Net    Realized and
                              Value,   Investment      Unrealized   Total from          Net          Net
                           Beginning       Income  Gain (Loss) on   Investment   Investment     Realized           Total
                           of Period       (Loss)     Investments   Operations       Income         Gain   Distributions
-----------------------------------------------------------------------------------------------------------------------------
MID-CAP OPPORTUNITY FUND
------------------------
Class A
-------
1996(c)                       $14.58        $ .04           $1.57        $1.61        $ .06        $ .84           $ .90
1997(c)                        15.29         (.03)           4.02         3.99          .04          .68             .72
1998(b)                        18.56         (.03)          (2.82)       (2.85)          --         1.18            1.18
1999(d)                        14.53         (.13)           6.62         6.49           --           --              --
2000(d)                        21.02         (.10)           8.02         7.92           --         2.28            2.28
2001(g)                        26.66           --           (4.99)       (4.99)          --         1.30            1.30

Class B
-------
1996(c)                        14.51          .01            1.47         1.48          .05          .84             .89
1997(c)                        15.10         (.08)           3.89         3.81           --          .68             .68
1998(b)                        18.23         (.12)          (2.76)       (2.88)          --         1.18            1.18
1999(d)                        14.17         (.23)           6.41         6.18           --           --              --
2000(d)                        20.35         (.20)           7.67         7.47           --         2.28            2.28
2001(g)                        25.54         (.07)          (4.77)       (4.84)          --         1.30            1.30

-----------------------------------------------------------------------------------------------------------------------------
SPECIAL SITUATIONS FUND
-----------------------
Class A
-------
1996(f)                       $19.63        $(.01)          $2.28        $2.27         $ --        $1.17           $1.17
1997(f)                        20.73         (.09)           3.44         3.35           --         1.90            1.90
1998(a)                        22.18         (.05)          (4.30)       (4.35)          --           --              --
1999(d)                        17.83         (.22)           5.79         5.57           --           --              --
2000(d)                        23.40         (.18)           9.81         9.63           --         1.21            1.21
2001(g)                        31.82         (.09)         (10.48)      (10.57)          --         4.89            4.89

Class B
-------
1996(f)                        19.51         (.14)           2.25         2.11           --         1.17            1.17
1997(f)                        20.45         (.15)           3.29         3.14           --         1.90            1.90
1998(a)                        21.69         (.13)          (4.22)       (4.35)          --           --              --
1999(d)                        17.34         (.36)           5.64         5.28           --           --              --
2000(d)                        22.62         (.33)           9.38         9.05           --         1.21            1.21
2001(g)                        30.46         (.15)          (9.95)      (10.10)          --         4.89            4.89

-----------------------------------------------------------------------------------------------------------------------------


-----------------------------------------------------------------------------------------------------------------------------
                                                                       RATIOS/SUPPLEMENTAL DATA
-----------------------------------     -------------------------------------------------------------------------------------
                                                                                          Ratio to Average Net
                                                                  Ratio to Average Net   Assets Before Expenses
                                                                        Assets++           Waived or Assumed
                                                                  --------------------  -----------------------
                                                                                   Net                      Net
                          Net Asset                                         Investment               Investment  Portfolio
                              Value,     Total        Net Assets                Income                   Income   Turnover
                             End of     Return*    End of Period  Expenses      (Loss)     Expenses      (Loss)       Rate
                             Period        (%)     (in millions)       (%)         (%)          (%)         (%)        (%)
-----------------------------------------------------------------------------------------------------------------------------

MID-CAP OPPORTUNITY FUND
------------------------
Class A
-------
1996(c)                       $15.29     11.64              $ 14      1.57         .36         2.15        (.21)       118
1997(c)                        18.56     27.09                26      1.50        (.21)        1.94        (.65)        90
1998(b)                        14.53    (16.42)               30      1.50+       (.25)+       1.89+       (.64)+      102
1999(d)                        21.02     44.67                50      1.50        (.69)        1.77        (.96)       171
2000(d)                        26.66     41.41               120      1.42        (.52)        1.67        (.77)       180
2001(g)                        20.37    (19.56)              112      1.42+        .02+        1.68+       (.24)+       76

Class B
-------
1996(c)                        15.10     10.80                 1      2.30        (.37)        3.03       (1.10)       118
1997(c)                        18.23     26.17                 3      2.20        (.91)        2.64       (1.35)        90
1998(b)                        14.17    (16.91)                4      2.20+       (.95)+       2.59+      (1.34)+      102
1999(d)                        20.35     43.61                 7      2.20       (1.39)        2.47       (1.66)       171
2000(d)                        25.54     40.46                24      2.12       (1.22)        2.37       (1.47)       180
2001(g)                        19.40    (19.85)               23      2.12+       (.68)+       2.38+       (.94)+       76

-----------------------------------------------------------------------------------------------------------------------------
SPECIAL SITUATIONS FUND
-----------------------
Class A
-------
1996(f)                       $20.73     11.56              $158      1.59        (.13)        1.84        (.38)        99
1997(f)                        22.18     16.15               194      1.53        (.45)        1.78        (.70)        84
1998(a)                        17.83    (19.61)              160      1.53+       (.32)+       1.75+       (.54)+       70
1999(d)                        23.40     31.24               186      1.53        (.97)        1.76       (1.20)       132
2000(d)                        31.82     43.07               276      1.41        (.68)        1.60        (.87)       161
2001(g)                        16.36    (38.34)              174      1.46+       (.82)+       1.66+      (1.02)+      101

Class B
-------
1996(f)                        20.45     10.81                10      2.38        (.92)        2.55       (1.09)        99
1997(f)                        21.69     15.34                17      2.23       (1.15)        2.48       (1.40)        84
1998(a)                        17.34    (20.06)               15      2.23+      (1.02)+       2.45+      (1.24)+       70
1999(d)                        22.62     30.45                20      2.23       (1.67)        2.46       (1.90)       132
2000(d)                        30.46     41.94                34      2.11       (1.38)        2.30       (1.57)       161
2001(g)                        15.47    (38.53)               22      2.16+      (1.52)+       2.36+      (1.72)+      101

-----------------------------------------------------------------------------------------------------------------------------




Financial Highlights (continued)
FIRST INVESTORS

-----------------------------------------------------------------------------------------------------------------------------
                                                      PER SHARE DATA
                        -----------------------------------------------------------------------------------------------------
                                         Income from Investment Operations       Less Distributions from
                                     -----------------------------------------  ------------------------
                                                              Net
                           Net Asset          Net    Realized and
                              Value,   Investment      Unrealized   Total from          Net          Net
                           Beginning       Income  Gain (Loss) on   Investment   Investment     Realized           Total
                           of Period       (Loss)     Investments   Operations       Income         Gain   Distributions
-----------------------------------------------------------------------------------------------------------------------------
FOCUSED EQUITY FUND
-------------------
Class A
-------
1999(e)                       $10.00        $(.04)          $ .92        $ .88        $  --        $  --           $  --
2000(d)                        10.88         (.08)           (.42)        (.50)          --           --              --
2001(g)                        10.38           --           (1.40)       (1.40)          --           --              --

Class B
-------
1999(e)                        10.00         (.06)            .90          .84           --           --              --
2000(d)                        10.84         (.15)           (.43)        (.58)          --           --              --
2001(g)                        10.26         (.04)          (1.37)       (1.41)          --           --              --

-----------------------------------------------------------------------------------------------------------------------------
GLOBAL FUND
-----------
Class A
-------
1996(f)                       $ 6.57        $ .04           $ .91        $ .95        $ .04        $ .89           $ .93
1997(f)                         6.59          .03             .50          .53          .03          .68             .71
1998(a)                         6.41          .01            (.09)        (.08)          --           --              --
1999(d)                         6.33           --            1.86         1.86           --          .08             .08
2000(d)                         8.11         (.02)            .91          .89           --          .89             .89
2001(g)                         8.11         (.01)          (1.39)       (1.40)          --          .76             .76

Class B
-------
1996(f)                         6.54         (.01)            .88          .87          .02          .88             .90
1997(f)                         6.51         (.01)            .49          .48           --          .68             .68
1998(a)                         6.31         (.03)           (.09)        (.12)          --           --              --
1999(d)                         6.19         (.04)           1.81         1.77           --          .08             .08
2000(d)                         7.88         (.07)            .88          .81           --          .89             .89
2001(g)                         7.80         (.04)          (1.32)       (1.36)          --          .76             .76

-----------------------------------------------------------------------------------------------------------------------------

  + Annualized
 ++ Net of expenses waived or assumed by the investment adviser (Note 3).
  * Calculated without sales charges.
(a) For the period January 1, 1998 to September 30, 1998.
(b) For the period November 1, 1997 to September 30, 1998.
(c) For the fiscal year ended October 31.
(d) For the fiscal year ended September 30.
(e) For the period March 22, 1999 (commencement of operations) to September 30, 1999.
(f) For the calendar year ended December 31.
(g) For the period October 1, 2000 to March 31, 2001.
(h) For the period October 25, 2000 (commencement of operations) to March 31, 2001.

See notes to financial statements



-----------------------------------------------------------------------------------------------------------------------------
                                                                       RATIOS/SUPPLEMENTAL DATA
-----------------------------------     -------------------------------------------------------------------------------------
                                                                                          Ratio to Average Net
                                                                  Ratio to Average Net   Assets Before Expenses
                                                                        Assets++           Waived or Assumed
                                                                  --------------------  -----------------------
                                                                                   Net                      Net
                          Net Asset                                         Investment               Investment  Portfolio
                              Value,     Total        Net Assets                Income                   Income   Turnover
                             End of     Return*    End of Period  Expenses      (Loss)     Expenses      (Loss)       Rate
                             Period        (%)     (in millions)       (%)         (%)          (%)         (%)        (%)
-----------------------------------------------------------------------------------------------------------------------------

FOCUSED EQUITY FUND
-------------------
Class A
-------
1999(e)                       $10.88      8.80              $ 59      1.75+       (.93)+       1.90+      (1.08)+       57
2000(d)                        10.38     (4.60)               75      1.62        (.76)        1.52        (.66)       178
2001(g)                         8.98    (13.49)               64      1.58+       (.10)+       N/A          N/A        102

Class B
-------
1999(e)                        10.84      8.40                14      2.45+      (1.63)+       2.60+      (1.78)+       57
2000(d)                        10.26     (5.35)               18      2.32       (1.46)        2.22       (1.36)       178
2001(g)                         8.85    (13.74)               15      2.28+       (.80)+       N/A          N/A        102

-----------------------------------------------------------------------------------------------------------------------------
GLOBAL FUND
-----------
Class A
-------
1996(f)                       $ 6.59     14.43              $263      1.83         .50         N/A          N/A         73
1997(f)                         6.41      7.98               277      1.82         .41         N/A          N/A         70
1998(a)                         6.33     (1.25)              261      1.82+        .12+        N/A          N/A         82
1999(d)                         8.11     29.63               316      1.72        (.03)        N/A          N/A         92
2000(d)                         8.11     11.73               350      1.65        (.26)        N/A          N/A        102
2001(g)                         5.95    (18.83)              276      1.70+       (.42)+       N/A          N/A         68

Class B
-------
1996(f)                         6.51     13.33                 5      2.54        (.21)        N/A          N/A         73
1997(f)                         6.31      7.36                10      2.52        (.29)        N/A          N/A         70
1998(a)                         6.19     (1.90)               12      2.52+       (.58)+       N/A          N/A         82
1999(d)                         7.88     28.78                18      2.42        (.73)        N/A          N/A         92
2000(d)                         7.80     10.99                26      2.35        (.96)        N/A          N/A        102
2001(g)                         5.68    (19.08)               21      2.40+      (1.12)+       N/A          N/A         68

-----------------------------------------------------------------------------------------------------------------------------




Independent Auditors' Report

To the Shareholders and Boards of Directors/Trustees of First Investors Series Fund
First Investors Series Fund II, Inc.
First Investors Global Fund, Inc.

We have audited the accompanying statement of assets and liabilities, including the portfolios of investments, of the Blue Chip Fund, Special Situations Fund and Total Return Fund (each a series of First Investors Series Fund), the All-Cap Growth Fund, Focused Equity Fund, Growth & Income Fund, Mid-Cap Opportunity Fund and Utilities Income Fund (each a series of First Investors Series Fund II, Inc.), and First Investors Global Fund, Inc. as of March 31, 2001, the related statement of operations, the statement of changes in net assets and the financial highlights for each of the periods indicated thereon. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of March 31, 2001, by correspondence with the custodian and brokers. Where brokers have not replied to our confirmation requests, we have carried out other appropriate auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Blue Chip Fund, Special Situations Fund, Total Return Fund, All-Cap Growth Fund, Focused Equity Fund, Growth & Income Fund, Mid-Cap Opportunity Fund, Utilities Income Fund, and Global Fund at March 31, 2001, and the results of their operations, changes in their net assets and their financial highlights for the periods presented, in conformity with accounting principles generally accepted in the United States of America.

                                       Tait, Weller & Baker

Philadelphia, Pennsylvania
May 1, 2001



FIRST INVESTORS EQUITY FUNDS

Directors/Trustees
------------------
James J. Coy (Emeritus)

Robert M. Grohol

Glenn O. Head

Kathryn S. Head

Larry R. Lavoie

Rex R. Reed

Herbert Rubinstein

James M. Srygley

John T. Sullivan

Robert F. Wentworth

Officers
--------
Glenn O. Head
President

Dennis T. Fitzpatrick
Vice President

Nancy W. Jones
Vice President

Patricia D. Poitra
Vice President

Clark D. Wagner
Vice President

Concetta Durso
Vice President and Secretary

Joseph I. Benedek
Treasurer

Mark S. Spencer
Assistant Treasurer

Carol Lerner Brown
Assistant Secretary



FIRST INVESTORS EQUITY FUNDS

Shareholder Information
-----------------------
Investment Adviser
First Investors Management Company, Inc.
95 Wall Street
New York, NY 10005

Subadviser (Focused Equity Fund only)
Arnhold and S. Bleichroeder, Inc.
1345 Avenue of the Americas
New York, NY 10105

Subadviser
(All-Cap Growth Fund and Global Fund only)
Wellington Management Company, LLP
75 State Street
Boston, MA 02109

Underwriter
First Investors Corporation
95 Wall Street
New York, NY 10005

Custodian
The Bank of New York
48 Wall Street
New York, NY 10286

Custodian (Global Fund only)
Brown Brothers Harriman & Co.
40 Water Street
Boston, MA 02109

Transfer Agent
Administrative Data Management Corp.
581 Main Street
Woodbridge, NJ 07095-1198

Legal Counsel
Kirkpatrick & Lockhart LLP
1800 Massachusetts Avenue, N.W.
Washington, DC 20036

Auditors
Tait, Weller & Baker
Eight Penn Center Plaza
Philadelphia, PA 19103

It is the Funds' practice to mail only one copy of their annual and semi-annual reports to any address at which more than one shareholder with the same last name has indicated that mail is to be delivered. Additional copies of the reports will be mailed if requested by any shareholder in writing or by calling 800-423-4026. The Funds will ensure that separate reports are sent to any shareholder who subsequently changes his or her mailing address.

This report is authorized for distribution only to existing shareholders, and, if given to prospective shareholders, must be accompanied or preceded by the Funds' prospectus.